UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07899
                                   811-07885

Name of Fund: International Index Fund of Merrill Lynch Index Funds, Inc.
              Master International Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 12/31/05

Item 1 - Report to Stockholders

                       Merrill Lynch
                       International Index Fund
                       Of Merrill Lynch Index Funds, Inc.

                       Annual Report
                       December 31, 2005

Merrill Lynch International Index Fund

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


2       MERRILL LYNCH INTERNATIONAL INDEX FUND          DECEMBER 31, 2005

A Letter From the President

Dear Shareholder

On balance, 2005 was a year of "muddling through" for the U.S. financial markets, as oil prices reached new record highs, the Federal Reserve Board (the
Fed) increased the target federal funds rate from 2.25% to 4.25%, the housing market and the consumer finally showed some signs of slowing, and Hurricanes Katrina and Rita ravaged the Gulf Coast, causing yet untold economic damage.

Although they struggled, stocks managed to post their third straight year of positive performance. The year was equally uncertain for fixed income markets, which were bemused by a flattening yield curve and a number of significant credit events that brought a slowdown in high yield market returns. Notably, the one-year results for the major asset classes -- stocks, bonds and cash -- were the closest they have been in more than 100 years. For the 12- and six-month periods ended December 31, 2005, most of the major market indexes managed to land in positive territory:

Total Returns as of December 31, 2005                                     6-month        12-month
=================================================================================================
U.S. equities (Standard & Poor's 500 Index)                               + 5.77%        + 4.91%
-------------------------------------------------------------------------------------------------
Small-cap U.S. equities (Russell 2000 Index)                              + 5.88         + 4.55
-------------------------------------------------------------------------------------------------
International equities (MSCI Europe Australasia Far East Index)           +14.88         +13.54
-------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers Aggregate Bond Index)                       - 0.08         + 2.43
-------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)            + 0.60         + 3.51
-------------------------------------------------------------------------------------------------
High yield bonds (Credit Suisse First Boston High Yield Index)            + 1.48         + 2.26
-------------------------------------------------------------------------------------------------

In hindsight, these numbers are reasonably good given the headwinds facing the markets in 2005. U.S. equities found support in strong corporate earnings, low core inflation and healthy company balance sheets. Strength in the global economy and non-U.S. equity markets helped, as did robust dividend-distribution, share-buyback and merger-and-acquisition activity. International stocks had an excellent year, with many markets benefiting from strong economic statistics, trade surpluses and solid finances. In the U.S. bond market, long-term yields remained low and, at year-end, the Treasury curve appeared ready to invert.

As 2006 begins, the largest question marks center on the Fed's future moves, the U.S. consumer's ability (or inability) to continue spending, the direction of the U.S. dollar following a year of appreciation and the potential for continued strong economic and corporate earnings growth. As you turn the calendar and consider how these factors might impact your investments, remember that the new year is a good time to meet with your financial advisor to review your financial goals, and to make portfolio changes where necessary. For investing insights and timely "food for thought" for investors, we also invite you to visit Shareholder magazine at www.mlim.ml.com/shareholdermagazine.

As always, we thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the new year and beyond.

                                                Sincerely,


                                                /s/ Robert C. Doll, Jr.

                                                Robert C. Doll, Jr.
                                                President and Director/Trustee



        MERRILL LYNCH INTERNATIONAL INDEX FUND          DECEMBER 31, 2005      3

A Discussion With Your Fund's Portfolio Managers

      For the fiscal year, the Fund provided positive double-digit returns similar to that of the MSCI EAFE Index.

How did the Fund perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended December 31, 2005, Merrill Lynch International Index Fund's Class A and Class I Shares had total returns of +12.81% and +13.19%, respectively. For the same period, the benchmark Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index returned +13.54%.

The MSCI EAFE Index is a free-float adjusted market-weighted index designed to measure equity performance of developed markets, excluding the United States and Canada. As the value of the MSCI EAFE Index fluctuated during the past 12 months, the Fund's performance generally tracked that of the Index.

International equity markets generated positive performance in 2005 as developed markets around the world strengthened on optimistic economic reports. In fact, throughout the year, international equity markets outperformed U.S. equity markets.

European equity markets performed well in 2005 as 14 of 16 European MSCI country indexes posted positive gains. A key reason behind the upbeat outlook for world economic growth was that inflation retreated in most regions, especially in Europe and Japan. Despite the July terrorist attacks in London, worries about the economic impact of hurricanes in the United States, and higher energy costs, European equity markets performed strongly in the second half of 2005. In December, European manufacturing growth advanced at its fastest pace in 16 months, while German unemployment declined by its greatest amount in more than 15 years. Economic growth accelerated as companies stepped up their hiring and investment activity, which in turn increased optimism that consumers would spend more and bolster Europe's export-driven economy. The strongest-performing European markets of 2005 were Austria, Norway and Finland, which gained 24.64%, 24.26% and 16.69%, respectively. Ireland and Portugal returned -2.29% and -1.87%, respectively, and were the only two markets in Europe to post negative returns last year. The European Central Bank raised interest rates 25 basis points (.25%) for the first time since 2000, leaving the region's benchmark rate at 2.25%.

In Asia, all five MSCI country indexes gained ground in 2005. Japan turned in the strongest growth in the region, returning +25.52%. Business confidence in that country climbed to its highest level in a year, and Japanese companies plan to invest in their businesses at the fastest pace since 1990, according to the Bank of Japan's Tankan business confidence survey. Other strong performers in the region included Australia (+16.02%), Singapore (+14.37%) and Hong Kong (+8.40%).

In 2005, the U.S. dollar gained 12.7% against the euro, 10.6% against the British pound and 15% against the Japanese yen. Exchange rates were largely driven by interest rate decisions and expectations in the United States. Interest rates are expected to continue driving exchange rates as the Federal Reserve Board winds down its interest rate-hiking campaign.

What changes were made to the portfolio during the period?

Throughout the year, as changes were made to the composition of the MSCI EAFE Index, the portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

How would you characterize the Fund's position at the close of the period?

We believe the portfolio remains positioned to match the risk characteristics of its benchmark, regardless of the direction of international markets.

Vincent J. Costa, CFA
Vice President and Co-Portfolio Manager

Debra L. Jelilian
Vice President and Co-Portfolio Manager

Jeffrey L. Russo, CFA
Vice President and Co-Portfolio Manager

January 9, 2006


4       MERRILL LYNCH INTERNATIONAL INDEX FUND          DECEMBER 31, 2005

Performance Data

About Fund Performance

Investors are able to purchase shares of the Fund, which offers two pricing alternatives:

o Class A Shares do not incur an initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution fee. In addition, Class A Shares are subject to an ongoing account maintenance fee of 0.25% per year.

o Class I Shares do not incur an initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser reimbursed a portion of the Fund's fee. Without such reimbursement, the Fund's performance would have been lower.

Recent Performance Results

                                                    6-Month          12-Month      Since Inception
As of December 31, 2005                           Total Return     Total Return     Total Return
==================================================================================================
ML International Index Fund Class A Shares*          +14.45%          +12.81%          +75.29%
--------------------------------------------------------------------------------------------------
ML International Index Fund Class I Shares*          +14.63           +13.19           +79.21
--------------------------------------------------------------------------------------------------
MSCI EAFE Index--Cap Weighted**                      +14.88           +13.54           +68.04
--------------------------------------------------------------------------------------------------

* Cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/09/97. On 12/14/01, the Fund changed its benchmark index from the MSCI EAFE Index -- GDP Weighted to the MSCI EAFE Index -- Cap Weighted. Accordingly, the Fund's since inception total returns reflect investment performance prior to 12/14/01 when the Fund's benchmark was the MSCI EAFE Index -- GDP Weighted.
** This unmanaged capitalization-weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and that are selected from among the larger-capitalization companies in such markets. Since inception total return is from 4/30/97.


        MERRILL LYNCH INTERNATIONAL INDEX FUND          DECEMBER 31, 2005      5

Performance Data (concluded)

Total Return Based on a $10,000 Investment--Class A & Class I Shares

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class I Shares compared to growth of an investment in the MSCI EAFE (Cap Weighted) Index. Values are from April 9, 1997 to December 2005.

                          ML International                      ML International                          MSCI EAFE
                             Index Fund+--                         Index Fund+--                     (Cap Weighted)
                           Class A Shares*                       Class I Shares*                            Index++
4/09/97**                          $10,000                               $10,000                            $10,000
12/97                              $10,822                               $10,845                            $10,285
12/98                              $13,571                               $13,627                            $12,342
12/99                              $17,771                               $17,891                            $15,670
12/00                              $14,573                               $14,706                            $13,450
12/01                              $11,241                               $11,378                            $10,566
12/02                              $ 9,418                               $ 9,551                            $ 8,882
12/03                              $13,007                               $13,217                            $12,309
12/04                              $15,538                               $15,832                            $14,801
12/05                              $17,529                               $17,921                            $16,804

* Assuming transaction costs and other operating expenses, including administrative fees.
**    Commencement of operations.
+ The Fund invests all of its assets in Master International (Capitalization Weighted) Index Series of Quantitative Master Series Trust. The Trust may invest in a statistically selected sample of the equity securities included in the Europe, Australasia and Far East Index and other types of financial instruments.
++ This unmanaged capitalization weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and which are selected from among the larger-capitalization companies in such markets. The starting date for the Index in the graph is from 4/30/97.

      Past performance is not predictive of future results.

Average Annual Total Return

Class A Shares                                                           Return
================================================================================
One Year Ended 12/31/05                                                  +12.81%
--------------------------------------------------------------------------------
Five Years Ended 12/31/05                                                + 3.76
--------------------------------------------------------------------------------
Inception (4/09/97) through 12/31/05                                     + 6.64
--------------------------------------------------------------------------------

Class I Shares                                                           Return
================================================================================
One Year Ended 12/31/05                                                  +13.19%
--------------------------------------------------------------------------------
Five Years Ended 12/31/05                                                + 4.03
--------------------------------------------------------------------------------
Inception (4/09/97) through 12/31/05                                     + 6.91
--------------------------------------------------------------------------------


6       MERRILL LYNCH INTERNATIONAL INDEX FUND          DECEMBER 31, 2005

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on July 1, 2005 and held through December 31, 2005) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                                    Expenses Paid
                                                                           Beginning             Ending           During the Period*
                                                                         Account Value        Account Value         July 1, 2005 to
                                                                          July 1, 2005      December 31, 2005      December 31, 2005
====================================================================================================================================
Actual
====================================================================================================================================
Class A                                                                      $1,000             $1,144.50                $4.30
------------------------------------------------------------------------------------------------------------------------------------
Class I                                                                      $1,000             $1,146.30                $2.96
====================================================================================================================================
Hypothetical (5% annual return before expenses)**
====================================================================================================================================
Class A                                                                      $1,000             $1,021.09                $4.05
------------------------------------------------------------------------------------------------------------------------------------
Class I                                                                      $1,000             $1,022.34                $2.79
------------------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.80% for Class A and .55% for Class I), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master series in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.


        MERRILL LYNCH INTERNATIONAL INDEX FUND          DECEMBER 31, 2005      7

Statement of Assets and Liabilities       Merrill Lynch International Index Fund

As of December 31, 2005
==================================================================================================================================
Assets
----------------------------------------------------------------------------------------------------------------------------------
               Investment in Master International Index Series (the "Series"), at value
                (identified cost--$199,990,380) ...............................................                      $ 250,483,266
               Prepaid expenses ...............................................................                             14,442
                                                                                                                     -------------
               Total assets ...................................................................                        250,497,708
                                                                                                                     -------------
==================================================================================================================================
Liabilities
----------------------------------------------------------------------------------------------------------------------------------
               Payables:
                  Administrator ...............................................................    $      57,869
                  Distributor .................................................................           32,377            90,246
                                                                                                   -------------
               Accrued expenses and other liabilities .........................................                             73,589
                                                                                                                     -------------
               Total liabilities ..............................................................                            163,835
                                                                                                                     -------------
==================================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
               Net assets .....................................................................                      $ 250,333,873
                                                                                                                     =============
==================================================================================================================================
Net Assets Consist of
----------------------------------------------------------------------------------------------------------------------------------
               Class A Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized                       $       1,291
               Class I Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized                                 723
               Paid-in capital in excess of par ...............................................                        203,831,030
               Accumulated distributions in excess of investment income--net ..................    $    (784,917)
               Accumulated realized capital losses allocated from the Series--net .............       (3,207,140)
               Unrealized appreciation allocated from the Series--net .........................       50,492,886
                                                                                                   -------------
               Total accumulated earnings--net ................................................                         46,500,829
                                                                                                                     -------------
               Net Assets .....................................................................                      $ 250,333,873
                                                                                                                     =============
==================================================================================================================================
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------------
               Class A--Based on net assets of $160,177,215 and 12,905,744 shares outstanding .                      $       12.41
                                                                                                                     =============
               Class I--Based on net assets of $90,156,658 and 7,231,440 shares outstanding ...                      $       12.47
                                                                                                                     =============

      See Notes to Financial Statements.


8       MERRILL LYNCH INTERNATIONAL INDEX FUND          DECEMBER 31, 2005

Statement of Operations                   Merrill Lynch International Index Fund

For the Year Ended December 31, 2005
==================================================================================================================================
Investment Income--Net
----------------------------------------------------------------------------------------------------------------------------------
               Net investment income allocated from the Series:
                  Dividends ...................................................................                      $   5,221,174
                  Interest ....................................................................                            188,642
                  Securities lending--net .....................................................                              2,976
                  Expenses ....................................................................                           (201,231)
                                                                                                                     -------------
               Total income ...................................................................                          5,211,561
                                                                                                                     -------------
==================================================================================================================================
Expenses
----------------------------------------------------------------------------------------------------------------------------------
               Administration fees ............................................................    $     705,801
               Account maintenance fees--Class A ..............................................          354,706
               Transfer agent fees--Class A ...................................................          102,676
               Printing and shareholder reports ...............................................           54,496
               Transfer agent fees--Class I ...................................................           46,006
               Registration fees ..............................................................           31,102
               Professional fees ..............................................................            8,751
               Directors' fees and expenses ...................................................            2,585
               Other ..........................................................................            6,795
                                                                                                   -------------
               Total expenses before waiver ...................................................        1,312,918
               Waiver of expenses .............................................................          (12,656)
                                                                                                   -------------
               Total expenses after waiver ....................................................                          1,300,262
                                                                                                                     -------------
               Investment income--net .........................................................                          3,911,299
                                                                                                                     -------------
==================================================================================================================================
Realized & Unrealized Gain (Loss) Allocated from the Series--Net
----------------------------------------------------------------------------------------------------------------------------------
               Realized gain (loss) on:
                  Investments--net ............................................................        1,072,356
                  Futures contracts--net ......................................................        2,006,610
                  Foreign currency transactions--net ..........................................       (1,045,827)        2,033,139
                                                                                                   -------------
               Change in unrealized appreciation/depreciation on investments, futures
                contracts and foreign currency transactions--net ..............................                         22,759,976
                                                                                                                     -------------
               Total realized and unrealized gain--net ........................................                         24,793,115
                                                                                                                     -------------
               Net Increase in Net Assets Resulting from Operations ...........................                      $  28,704,414
                                                                                                                     =============

      See Notes to Financial Statements.


        MERRILL LYNCH INTERNATIONAL INDEX FUND          DECEMBER 31, 2005      9

Statements of Changes in Net Assets       Merrill Lynch International Index Fund

                                                                                                          For the Year Ended
                                                                                                             December 31,
                                                                                                   -------------------------------
Increase (Decrease) in Net Assets:                                                                      2005              2004
==================================================================================================================================
Operations
----------------------------------------------------------------------------------------------------------------------------------
                       Investment income--net .................................................    $   3,911,299     $   2,560,128
                       Realized gain--net .....................................................        2,033,139        19,293,872
                       Change in unrealized appreciation/depreciation--net ....................       22,759,976         5,153,858
                                                                                                   -------------------------------
                       Net increase in net assets resulting from operations ...................       28,704,414        27,007,858
                                                                                                   -------------------------------
==================================================================================================================================
Dividends to Shareholders
----------------------------------------------------------------------------------------------------------------------------------
                       Investment income--net:
                          Class A .............................................................       (2,077,911)       (2,950,230)
                          Class I .............................................................       (1,357,769)         (872,106)
                                                                                                   -------------------------------
                       Net decrease in net assets resulting from dividends to shareholders ....       (3,435,680)       (3,822,336)
                                                                                                   -------------------------------
==================================================================================================================================
Capital Share Transactions
----------------------------------------------------------------------------------------------------------------------------------
                       Net increase in net assets derived from capital share transactions .....       56,314,666        14,346,422
                                                                                                   -------------------------------
==================================================================================================================================
Redemption Fees
----------------------------------------------------------------------------------------------------------------------------------
                       Redemption fees ........................................................               67               110
                                                                                                   -------------------------------
==================================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets ...........................................       81,583,467        37,532,054
                       Beginning of year ......................................................      168,750,406       131,218,352
                                                                                                   -------------------------------
                       End of year* ...........................................................    $ 250,333,873     $ 168,750,406
                                                                                                   ===============================
                          * Accumulated distributions in excess of investment income--net .....    $    (784,917)    $    (214,966)
                                                                                                   ===============================

      See Notes to Financial Statements.


10      MERRILL LYNCH INTERNATIONAL INDEX FUND          DECEMBER 31, 2005

Financial Highlights                      Merrill Lynch International Index Fund

                                                                                             Class A
                                                             ---------------------------------------------------------------------
                                                                                 For the Year Ended December 31,
The following per share data and ratios have been derived    ---------------------------------------------------------------------
from information provided in the financial statements.         2005           2004            2003            2002          2001
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                  Net asset value, beginning of year .....   $  11.15       $   9.56        $   7.06        $   8.62      $  11.33
                                                             ---------------------------------------------------------------------
                  Investment income--net** ...............        .21            .17             .12             .11           .08
                  Realized and unrealized gain (loss)--net       1.21+          1.67+           2.56           (1.53)        (2.64)
                                                             ---------------------------------------------------------------------
                  Total from investment operations .......       1.42           1.84            2.68           (1.42)        (2.56)
                                                             ---------------------------------------------------------------------
                  Less dividends and distributions:
                     Investment income--net ..............       (.16)          (.25)           (.18)           (.13)         (.08)
                     Realized gain--net ..................         --             --              --            (.01)         (.07)
                                                             ---------------------------------------------------------------------
                  Total dividends and distributions ......       (.16)          (.25)           (.18)           (.14)         (.15)
                                                             ---------------------------------------------------------------------
                  Net asset value, end of year ...........   $  12.41       $  11.15        $   9.56        $   7.06      $   8.62
                                                             =====================================================================
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
                  Based on net asset value per share .....      12.81%         19.46%          38.10%         (16.21%)      (22.60%)
                                                             =====================================================================
==================================================================================================================================
Ratios to Average Net Assets*
----------------------------------------------------------------------------------------------------------------------------------
                  Expenses, net of waiver ................        .80%           .83%            .87%            .84%          .89%
                                                             =====================================================================
                  Expenses ...............................        .81%           .84%            .88%            .92%         1.05%
                                                             =====================================================================
                  Investment income--net .................       1.84%          1.69%           1.59%           1.43%          .82%
                                                             =====================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                  Net assets, end of year (in thousands) .   $160,177       $132,873        $103,725        $ 62,310      $ 52,836
                                                             =====================================================================
                  Portfolio turnover of the Series .......      11.33%         13.50%           8.55%          19.52%        30.19%
                                                             =====================================================================

* Includes the Fund's share of the Series' allocated expenses and/or investment income--net.
**    Based on average shares outstanding.
+     Includes redemption fees, which are less than $.01 per share.

      See Notes to Financial Statements.


        MERRILL LYNCH INTERNATIONAL INDEX FUND          DECEMBER 31, 2005     11

Financial Highlights (concluded)        Merrill Lynch International Index Fund

                                                                                             Class I
                                                             ---------------------------------------------------------------------
                                                                                 For the Year Ended December 31,
The following per share data and ratios have been derived    ---------------------------------------------------------------------
from information provided in the financial statements.          2005           2004            2003            2002          2001
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                  Net asset value, beginning of year .....   $  11.19       $   9.59        $   7.08        $   8.64      $  11.36
                                                             ---------------------------------------------------------------------
                  Investment income--net** ...............        .23            .19             .15             .14           .12
                  Realized and unrealized gain (loss)--net       1.24+          1.69+           2.56           (1.55)        (2.67)
                                                             ---------------------------------------------------------------------
                  Total from investment operations .......       1.47           1.88            2.71           (1.41)        (2.55)
                                                             ---------------------------------------------------------------------
                  Less dividends and distributions:
                     Investment income--net ..............       (.19)          (.28)           (.20)           (.14)         (.10)
                     Realized gain--net ..................         --             --              --            (.01)         (.07)
                                                             ---------------------------------------------------------------------
                  Total dividends and distributions ......       (.19)          (.28)           (.20)           (.15)         (.17)
                                                             ---------------------------------------------------------------------
                  Net asset value, end of year ...........   $  12.47       $  11.19        $   9.59        $   7.08      $   8.64
                                                             =====================================================================
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
                  Based on net asset value per share .....      13.19%         19.78%          38.39%         (16.06%)      (22.45%)
                                                             =====================================================================
==================================================================================================================================
Ratios to Average Net Assets*
----------------------------------------------------------------------------------------------------------------------------------
                  Expenses, net of waiver ................        .55%           .58%            .62%            .58%          .64%
                                                             =====================================================================
                  Expenses ...............................        .56%           .59%            .62%            .67%          .81%
                                                             =====================================================================
                  Investment income--net .................       1.98%          1.91%           1.86%           1.72%         1.18%
                                                             =====================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                  Net assets, end of year (in thousands) .   $ 90,157       $ 35,878        $ 27,494        $ 19,770      $ 26,367
                                                             =====================================================================
                  Portfolio turnover of the Series .......      11.33%         13.50%           8.55%          19.52%        30.19%
                                                             =====================================================================

* Includes the Fund's share of the Series' allocated expenses and/or investment income--net.
**    Based on average shares outstanding.
+     Includes redemption fees, which are less than $.01 per share.

      See Notes to Financial Statements.


12      MERRILL LYNCH INTERNATIONAL INDEX FUND          DECEMBER 31, 2005

Notes to Financial Statements             Merrill Lynch International Index Fund

1. Significant Accounting Policies:

Merrill Lynch International Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in Master International Index Series (the "Series") of the Quantitative Master Series Trust, which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Series owned by the Fund at December 31, 2005 was 47.9%. The Fund offers two classes of shares. Shares of Class A and Class I are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1(a) of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Series are accounted for on a trade date basis.

(g) Reclassification -- U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $1,045,570 has been reclassified between undistributed net investment income and accumulated realized net capital losses on investments as a result of permanent differences attributable to gains from the sale of stock of passive foreign investment companies and foreign currency transactions. This reclassification has no effect on net assets or net asset values per share.

2. Transactions with Affiliates:

The Corporation has entered into an Administration Services Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .34% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. MLIM has entered into a voluntary arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding account maintenance fees) will not exceed .65%. This arrangement has a one-year term and is renewable. MLIM earned fees of $705,801, of which $12,656 were waived.

The Fund may pay a monthly investment advisory fee at an annual rate of .01% based upon the average daily value of the Fund's net assets. However, the Investment Adviser has entered into a contractual agreement with the Fund pursuant to which the investment advisory fee will not be charged to the Fund so long as the Fund remains invested in the Series. As a result, the investment advisory fee has not been accrued and will not be payable by the Fund for the period covered by this report.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of


        MERRILL LYNCH INTERNATIONAL INDEX FUND          DECEMBER 31, 2005     13

Notes to Financial Statements (concluded)
                                          Merrill Lynch International Index Fund

Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class A Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of MLIM, also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A shareholders.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, FAMD, FDS, and/or ML & Co.

3. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $56,314,666 and $14,346,422 for the years ended December 31, 2005 and December 31, 2004, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended December 31, 2005                             Shares             Amount
-------------------------------------------------------------------------------
Shares sold ............................          2,748,679        $ 31,312,543
Shares issued to shareholders
  in reinvestment of dividends .........            167,671           2,041,032
                                                -------------------------------
Total issued ...........................          2,916,350          33,353,575
Shares redeemed ........................         (1,931,841)        (21,933,521)
                                                -------------------------------
Net increase ...........................            984,509        $ 11,420,054
                                                ===============================

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended December 31, 2004                             Shares             Amount
-------------------------------------------------------------------------------
Shares sold ............................          3,654,345        $ 36,576,564
Shares issued to shareholders
  in reinvestment of dividends .........            275,250           2,883,058
                                                -------------------------------
Total issued ...........................          3,929,595          39,459,622
Shares redeemed ........................         (2,861,982)        (28,529,919)
                                                -------------------------------
Net increase ...........................          1,067,613        $ 10,929,703
                                                ===============================

-------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended December 31, 2005                             Shares             Amount
-------------------------------------------------------------------------------
Shares sold ............................          6,205,737        $ 69,802,704
Shares issued to shareholders
  in reinvestment of dividends .........            108,256           1,327,563
                                                -------------------------------
Total issued ...........................          6,313,993          71,130,267
Shares redeemed ........................         (2,288,555)        (26,235,655)
                                                -------------------------------
Net increase ...........................          4,025,438        $ 44,894,612
                                                ===============================

-------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended December 31, 2004                             Shares             Amount
-------------------------------------------------------------------------------
Shares sold ............................          1,341,305        $ 13,457,624
Shares issued to shareholders
  in reinvestment of dividends .........             76,845             811,131
                                                -------------------------------
Total issued ...........................          1,418,150          14,268,755
Shares redeemed ........................         (1,078,351)        (10,852,036)
                                                -------------------------------
Net increase ...........................            339,799        $  3,416,719
                                                ===============================

The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase or exchange. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended December 31, 2005 and December 31, 2004 was as follows:

--------------------------------------------------------------------------------
                                                  12/31/2005          12/31/2004
--------------------------------------------------------------------------------
Distributions paid from:
   Ordinary income .....................          $3,435,680          $3,822,336
                                                  ------------------------------
Total distributions ....................          $3,435,680          $3,822,336
                                                  ==============================

As of December 31, 2005, the components of accumulated earnings on a tax basis were as follows:

-----------------------------------------------------------------------------
Undistributed ordinary income--net ......................        $    384,905
Undistributed long-term capital gains--net ..............                  --
                                                                 ------------
Total undistributed earnings--net .......................             384,905
Capital loss carryforward ...............................            (575,690)*
Unrealized gains--net ...................................          46,691,614**
                                                                 ------------
Total accumulated earnings--net .........................        $ 46,500,829
                                                                 ============

* On December 31, 2005, the Fund had a net capital loss carryforward of $575,690, all of which expires in 2010. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain foreign currency contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and other book/tax temporary differences.


14      MERRILL LYNCH INTERNATIONAL INDEX FUND          DECEMBER 31, 2005

Report of Independent Registered Public Accounting Firm
                                          Merrill Lynch International Index Fund

To the Shareholders and Board of Directors of Merrill Lynch Index Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch International Index Fund, one of the series constituting Merrill Lynch Index Funds, Inc. (the "Fund"), as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
February 23, 2006

Important Tax Information (unaudited)

The following information is provided with respect to the ordinary income distributions paid by Merrill Lynch International Index Fund during the fiscal year ended December 31, 2005:

================================================================================
Record Date                                    July 21, 2005   December 15, 2005
Payable Date                                   July 27, 2005   December 21, 2005
================================================================================
Qualified Dividend
Income for Individuals                             2.24%            100.00%*
--------------------------------------------------------------------------------
Foreign Source Income                             65.78%            100.00%*
--------------------------------------------------------------------------------
Foreign Taxes Paid Per Share                         --           $.017745
--------------------------------------------------------------------------------
* Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid are included in taxable income and may be either deducted from gross income or taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.


        MERRILL LYNCH INTERNATIONAL INDEX FUND          DECEMBER 31, 2005     15

Portfolio Information   Master International Index Series

As of December 31, 2005

                                                                      Percent of
Geographic Allocation                                          Total Investments
--------------------------------------------------------------------------------
Japan ...................................................                  24.2%
United Kingdom ..........................................                  23.4
France ..................................................                   8.9
Switzerland .............................................                   6.9
Germany .................................................                   6.4
Australia ...............................................                   4.8
Italy ...................................................                   3.7
Spain ...................................................                   3.6
Netherlands .............................................                   3.2
Sweden ..................................................                   2.3
Finland .................................................                   1.5
Hong Kong ...............................................                   1.3
Belgium .................................................                   1.1
Singapore ...............................................                   0.8
Ireland .................................................                   0.8
Denmark .................................................                   0.8
Norway ..................................................                   0.7
Greece ..................................................                   0.6
Austria .................................................                   0.4
Portugal ................................................                   0.2
New Zealand .............................................                   0.2
South Africa ............................................                   0.1
United States ...........................................                   0.1
Bermuda .................................................                    --*
Other** .................................................                   4.0
--------------------------------------------------------------------------------
*     Amount is less than 0.1%.
**    Includes portfolio holdings in short-term investments.


16      MERRILL LYNCH INTERNATIONAL INDEX FUND          DECEMBER 31, 2005

Summary Schedule of Investments
                       Master International Index Series       (in U.S. dollars)

This summary schedule of investments is presented to help investors focus on the Series' principal holdings. It includes the Series' 50 largest holdings and each investment of any issuer that exceeds 1% of the Series' net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. A complete schedule of investments is available without charge, upon request, by calling 800-637-3863 or on the Securities and Exchange Commission's Web site at http://www.sec.gov.

                                       Shares                                                                             Percent of
Industry                                 Held      Common Stocks                                            Value         Net Assets
====================================================================================================================================
Aerospace & Defense                                Other Securities                                     $  3,090,959          0.6%
------------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics                            Other Securities                                        2,088,445          0.4
------------------------------------------------------------------------------------------------------------------------------------
Airlines                                           Other Securities                                        1,183,321          0.2
------------------------------------------------------------------------------------------------------------------------------------
Auto Components                                    Other Securities                                        3,976,795          0.8
------------------------------------------------------------------------------------------------------------------------------------
Automobiles                            41,217      DaimlerChrysler AG                                      2,097,362          0.4
                                       35,000      Honda Motor Co., Ltd.                                   1,995,679          0.4
                                      137,300      Toyota Motor Corp.                                      7,119,173          1.4
                                                   Other Securities                                        3,279,523          0.6
                                                                                                        ----------------------------
                                                                                                          14,491,737          2.8
------------------------------------------------------------------------------------------------------------------------------------
Beverages                             151,553      Diageo Plc                                              2,191,990          0.4
                                                   Other Securities                                        3,733,849          0.7
                                                                                                        ----------------------------
                                                                                                           5,925,839          1.1
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology                                      Other Securities                                          789,825          0.1
------------------------------------------------------------------------------------------------------------------------------------
Building Products                                  Other Securities                                        3,160,287          0.6
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets                        61,454      Credit Suisse Group                                     3,124,108          0.6
                                       23,327      Deutsche Bank AG Registered Shares                      2,253,511          0.4
                                       52,538      UBS AG Registered Shares                                4,986,914          1.0
                                                   Other Securities                                        7,087,917          1.3
                                                                                                        ----------------------------
                                                                                                          17,452,450          3.3
------------------------------------------------------------------------------------------------------------------------------------
Chemicals                                          Other Securities                                       14,924,022          2.8
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks                       82,104      ABN AMRO Holding NV                                     2,139,325          0.4
                                       38,994      BNP Paribas                                             3,143,787          0.6
                                      160,382      Banco Bilbao Vizcaya Argentaria SA                      2,852,816          0.5
                                      275,554      Banco Santander Central Hispano SA                      3,624,085          0.7
                                      329,477      Barclays Plc                                            3,455,973          0.7
                                      185,053      HBOS Plc                                                3,154,637          0.6
                                      539,814      HSBC Holdings Plc                                       8,646,291          1.7
                                      274,279      Lloyds TSB Group Plc                                    2,300,177          0.4
                                          350      Mitsubishi Tokyo Financial Group, Inc.                  4,744,556          0.9
                                          453      Mizuho Financial Group, Inc.                            3,592,375          0.7
                                      154,077      Royal Bank of Scotland Group Plc                        4,642,148          0.9
                                       16,795      Societe Generale                                        2,058,318          0.4
                                          219      Sumitomo Mitsui Financial Group, Inc.                   2,319,326          0.4
                                      366,124      UniCredito Italiano SpA                                 2,512,141          0.5
                                                   Other Securities                                       27,634,150          5.3
                                                                                                        ----------------------------
                                                                                                          76,820,105         14.7
------------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies                     Other Securities                                        4,067,749          0.8
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment              214,049      Nokia Oyj                                               3,900,843          0.7
                                      709,013      Telefonaktiebolaget LM Ericsson                         2,432,093          0.5
                                                   Other Securities                                        1,309,553          0.3
                                                                                                        ----------------------------
                                                                                                           7,642,489          1.5
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals                            Other Securities                                        2,905,930          0.6
------------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering                         Other Securities                                        4,456,490          0.8
------------------------------------------------------------------------------------------------------------------------------------
Construction Materials                             Other Securities                                        4,718,334          0.9
------------------------------------------------------------------------------------------------------------------------------------
Consumer Finance                                   Other Securities                                        2,721,675          0.5
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging                             Other Securities                                          562,749          0.1
------------------------------------------------------------------------------------------------------------------------------------
Distributors                                       Other Securities                                          384,981          0.1
------------------------------------------------------------------------------------------------------------------------------------


        MERRILL LYNCH INTERNATIONAL INDEX FUND          DECEMBER 31, 2005     17

                       Master International Index Series       (in U.S. dollars)

                                       Shares                                                                             Percent of
Industry                                 Held      Common Stocks                                            Value         Net Assets
====================================================================================================================================
Diversified Consumer Services                      Other Securities                                     $     69,982          0.0%
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services         85,166      ING Groep NV CVA                                        2,943,410          0.6
                                                   Other Securities                                        4,377,821          0.8
                                                                                                        ----------------------------
                                                                                                           7,321,231          1.4
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication         124,627      Deutsche Telekom AG                                     2,069,815          0.4
Services                              212,112      Telefonica SA                                           3,180,004          0.6
                                                   Other Securities                                       12,638,675          2.4
                                                                                                        ----------------------------
                                                                                                          17,888,494          3.4
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities                     28,635      E.On AG (a)                                             2,951,724          0.5
                                                   Other Securities                                       11,351,132          2.2
                                                                                                        ----------------------------
                                                                                                          14,302,856          2.7
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment                               Other Securities                                        4,262,708          0.8
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments                 Other Securities                                        5,647,343          1.1
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services                        Other Securities                                          508,101          0.1
------------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing              388,059      Tesco Plc                                               2,208,439          0.4
                                                   Other Securities                                        7,440,399          1.4
                                                                                                        ----------------------------
                                                                                                           9,648,838          1.8
------------------------------------------------------------------------------------------------------------------------------------
Food Products                          20,490      Nestle SA Registered Shares                             6,109,921          1.2
                                                   Other Securities                                        7,689,566          1.4
                                                                                                        ----------------------------
                                                                                                          13,799,487          2.6
------------------------------------------------------------------------------------------------------------------------------------
Gas Utilities                                      Other Securities                                        1,718,485          0.3
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies                   Other Securities                                        2,324,767          0.4
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services                   Other Securities                                          782,920          0.1
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                      Other Securities                                        5,312,649          1.0
------------------------------------------------------------------------------------------------------------------------------------
Household Durables                     49,200      Sony Corp.                                              2,009,184          0.4
                                                   Other Securities                                        8,040,997          1.5
                                                                                                        ----------------------------
                                                                                                          10,050,181          1.9
------------------------------------------------------------------------------------------------------------------------------------
Household Products                                 Other Securities                                        1,978,162          0.4
------------------------------------------------------------------------------------------------------------------------------------
IT Services                                        Other Securities                                        1,983,517          0.4
------------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                      Other Securities                                          615,727          0.1
Energy Traders
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates               36,780      Siemens AG                                              3,140,994          0.6
                                                   Other Securities                                        2,939,130          0.6
                                                                                                        ----------------------------
                                                                                                           6,080,124          1.2
------------------------------------------------------------------------------------------------------------------------------------
Insurance                              66,599      AXA                                                     2,141,462          0.4
                                       17,193      Allianz AG Registered Shares                            2,594,626          0.5
                                                   Other Securities                                       16,724,037          3.2
                                                                                                        ----------------------------
                                                                                                          21,460,125          4.1
------------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail                          Other Securities                                          936,137          0.2
------------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services                       Other Securities                                        2,156,536          0.4
------------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products                       Other Securities                                        1,827,363          0.3
------------------------------------------------------------------------------------------------------------------------------------
Machinery                                          Other Securities                                        9,228,917          1.8
------------------------------------------------------------------------------------------------------------------------------------
Marine                                             Other Securities                                        2,043,436          0.4
------------------------------------------------------------------------------------------------------------------------------------
Media                                              Other Securities                                       10,786,072          2.1
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining                        70,654      Anglo American Plc                                      2,400,417          0.5
                                      162,763      BHP Billiton Ltd.                                       2,716,239          0.5
                                       55,854      Rio Tinto Plc Registered Shares                         2,545,792          0.5
                                                   Other Securities                                       10,182,333          1.9
                                                                                                        ----------------------------
                                                                                                          17,844,781          3.4
------------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities                                    Other Securities                                        6,585,401          1.3
------------------------------------------------------------------------------------------------------------------------------------
Multiline Retail                                   Other Securities                                        2,295,126          0.4
------------------------------------------------------------------------------------------------------------------------------------


18      MERRILL LYNCH INTERNATIONAL INDEX FUND          DECEMBER 31, 2005

                       Master International Index Series       (in U.S. dollars)

                                       Shares                                                                             Percent of
Industry                                 Held      Common Stocks                                            Value         Net Assets
====================================================================================================================================
Office Electronics                     34,800      Canon, Inc.                                          $  2,034,398          0.4%
                                                   Other Securities                                        1,107,007          0.2
                                                                                                        ----------------------------
                                                                                                           3,141,405          0.6
------------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels           197,100      BG Group Plc                                            1,943,930          0.4
                                      985,820      BP Plc                                                 10,475,924          2.0
                                        3,849      BP Plc (b)                                                247,183          0.0
                                      116,248      ENI SpA                                                 3,212,733          0.6
                                      192,586      Royal Dutch Shell Plc                                   5,855,276          1.1
                                      131,492      Royal Dutch Shell Plc Class B                           4,194,200          0.8
                                       26,228      Total SA                                                6,564,889          1.3
                                        4,140      Total SA "VVPR strip" (a)                                      49          0.0
                                                   Other Securities                                        6,626,209          1.3
                                                                                                        ----------------------------
                                                                                                          39,120,393          7.5
------------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products                            Other Securities                                        1,874,663          0.4
------------------------------------------------------------------------------------------------------------------------------------
Personal Products                                  Other Securities                                        1,444,354          0.3
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals                        81,162      AstraZeneca Plc                                         3,941,756          0.7
                                      281,413      GlaxoSmithKline Plc                                     7,096,922          1.4
                                          800      GlaxoSmithKline Plc (b)                                    40,384          0.0
                                      117,458      Novartis AG Registered Shares                           6,153,856          1.2
                                       36,591      Roche Holding AG                                        5,477,753          1.0
                                       48,928      Sanofi-Aventis                                          4,270,768          0.8
                                       45,300      Takeda Pharmaceutical Co., Ltd.                         2,448,649          0.5
                                                   Other Securities                                        5,612,825          1.1
                                                                                                        ----------------------------
                                                                                                          35,042,913          6.7
------------------------------------------------------------------------------------------------------------------------------------
Real Estate                                        Other Securities                                       12,501,826          2.4
------------------------------------------------------------------------------------------------------------------------------------
Road & Rail                                        Other Securities                                        4,930,294          0.9
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                     Other Securities                                        3,728,932          0.7
Equipment
------------------------------------------------------------------------------------------------------------------------------------
Software                                           Other Securities                                        3,754,116          0.7
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail                                   Other Securities                                        4,126,037          0.8
------------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods                   Other Securities                                        4,220,334          0.8
------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance                         Other Securities                                          299,017          0.1
------------------------------------------------------------------------------------------------------------------------------------
Tobacco                                            Other Securities                                        5,019,825          1.0
------------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors                   Other Securities                                        5,131,112          1.1
------------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure                      Other Securities                                        2,947,685          0.6
------------------------------------------------------------------------------------------------------------------------------------
Water Utilities                                    Other Securities                                          513,634          0.1
------------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication          2,928,868      Vodafone Group Plc                                      6,310,265          1.2
Services                               12,490      Vodafone Group Plc (b)                                    268,160          0.0
                                                   Other Securities                                        2,594,314          0.5
                                                                                                        ----------------------------
                                                                                                           9,172,739          1.7
------------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks
                                                   (Cost--$386,849,112)                                  487,792,927         93.2
------------------------------------------------------------------------------------------------------------------------------------


        MERRILL LYNCH INTERNATIONAL INDEX FUND          DECEMBER 31, 2005     19

                       Master International Index Series       (in U.S. dollars)

                                                                                                                         Percent of
                                                   Exchange-Traded Funds                                    Value        Net Assets
====================================================================================================================================
                                                   Other Securities                                     $    356,760          0.1%
------------------------------------------------------------------------------------------------------------------------------------
                                                   Total Exchange-Traded Funds
                                                   (Cost--$232,840)                                          356,760          0.1
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================

Industry                                           Preferred Stocks
====================================================================================================================================
Automobiles                                        Other Securities                                          596,539          0.1
------------------------------------------------------------------------------------------------------------------------------------
Chemicals                                          Other Securities                                          283,541          0.1
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services                   Other Securities                                           50,410          0.0
------------------------------------------------------------------------------------------------------------------------------------
Media                                              Other Securities                                          106,303          0.0
------------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities                                    Other Securities                                          130,549          0.0
------------------------------------------------------------------------------------------------------------------------------------
                                                   Total Preferred Stocks (Cost--$918,283)                 1,167,342          0.2
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================

                                                   Rights
====================================================================================================================================
Industrial Conglomerates                           Other Securities                                           19,635          0.0
------------------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments in Rights (Cost--$9,286)                 19,635          0.0
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================

                                   Beneficial
                                     Interest      Short-Term Securities
====================================================================================================================================
                                  $20,328,875      Merrill Lynch Liquidity Series, LLC
                                                   Cash Sweep Series I (c)                                20,328,875          3.9
------------------------------------------------------------------------------------------------------------------------------------
                                                   Total Short-Term Securities
                                                   (Cost--$20,328,875)                                    20,328,875          3.9
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$408,338,396*)                                                                  509,665,539         97.4

Other Assets Less Liabilities                                                                             13,489,756          2.6
                                                                                                        ----------------------------
Net Assets                                                                                              $523,155,295        100.0%
                                                                                                        ============================

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 413,870,049
                                                                  =============
      Gross unrealized appreciation ..........................    $ 105,929,208
      Gross unrealized depreciation ..........................      (10,133,718)
                                                                  -------------
      Net unrealized appreciation ............................    $  95,795,490
                                                                  =============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------------------
                                                                           Net                  Interest
      Affiliate                                                          Activity                Income
      --------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I           $17,567,968             $318,391
      --------------------------------------------------------------------------------------------------

o "Other Securities" represent issues that are not identified as the 50 largest holdings of the Series and issues not exceeding 1% of net assets.

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.


20      MERRILL LYNCH INTERNATIONAL INDEX FUND          DECEMBER 31, 2005

Summary Schedule of Investments (concluded)
                       Master International Index Series       (in U.S. dollars)


o Financial futures contracts purchased as of December 31, 2005 were as follows:

      -----------------------------------------------------------------------------------------------------------------------
                                                                                                                  Unrealized
      Number of                                                            Expiration                            Appreciation
      Contracts       Issue                          Exchange                 Date             Face Value       (Depreciation)
      -----------------------------------------------------------------------------------------------------------------------
            1         DAX Index 25 Euro Future       Eurex                  March 2006         $  161,643          $ (1,283)
          238         DJ Euro Stoxx 50               Eurex                  March 2006         $9,967,799           104,909
           57         FTSE 100 Index Future          LIFFE                  March 2006         $5,422,304            73,181
           22         Hang Seng Index Future         Hong Kong            January 2006         $2,171,898           (66,823)
           66         OMX Stock Index Future         Tokyo                January 2006         $  788,615             9,163
            1         S&P/MIB Index                  Eurex                  March 2006         $  206,779             4,331
           35         SPI 200 Index Future           Sydney                 March 2006         $2,954,551            79,511
           74         TOPIX Index Future             Tokyo                  March 2006         $9,941,069           363,006
      -----------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation--Net                                                                           $565,995
                                                                                                                   ========

o Forward foreign exchange contracts as of December 31, 2005 were as follows:

      ----------------------------------------------------------------------------------------
                                                                                  Unrealized
      Foreign Currency                                Settlement                 Appreciation
      Purchased                                          Date                   (Depreciation)
      ----------------------------------------------------------------------------------------
      AUD        1,705,000                           January 2006                  $(16,989)
      CHF        2,710,000                           January 2006                   (20,958)
      EUR        7,065,000                           January 2006                   (17,042)
      GBP        3,200,000                           January 2006                   (74,021)
      JPY      693,000,000                           January 2006                    70,653
      SEK        5,945,000                           January 2006                     1,362
      ----------------------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign Exchange Contracts--Net
      (USD Commitment--$23,829,444)                                                $(56,995)
                                                                                   ========

      ----------------------------------------------------------------------------------------
                                                                                  Unrealized
      Foreign Currency                                Settlement                 Appreciation
      Sold                                               Date                   (Depreciation)
      ----------------------------------------------------------------------------------------
      AUD          480,000                           January 2006                  $ (1,561)
      EUR          320,000                           January 2006                     6,285
      GBP          320,000                           January 2006                     7,334
      JPY      161,000,000                           January 2006                   (27,800)
      SEK        1,415,000                           January 2006                      (110)
      ----------------------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign Exchange Contracts--Net
      (USD Commitment--$2,807,661)                                                 $(15,852)
                                                                                   ========

o     Currency Denominations

      AUD       Australian Dollar
      CHF       Swiss Franc
      EUR       Euro
      GBP       British Pound
      JPY       Japanese Yen
      SEK       Swedish Krona
      USD       U.S. Dollar

      See Notes to Financial Statements.


        MERRILL LYNCH INTERNATIONAL INDEX FUND          DECEMBER 31, 2005     21

Statement of Assets and Liabilities            Master International Index Series

As of December 31, 2005
==================================================================================================================================
Assets
----------------------------------------------------------------------------------------------------------------------------------
               Investments in unaffiliated securities, at value (including securities loaned
                of $74,384) (identified cost--$388,009,521) ...................................                      $ 489,336,664
               Investments in affiliated securities, at value (identified cost--$20,328,875) ..                         20,328,875
               Cash held as collateral for loaned securities ..................................                             78,400
               Cash on deposit for financial futures contracts ................................                            622,669
               Cash ...........................................................................                              6,658
               Foreign cash (cost--$6,082,731) ................................................                          6,052,305
               Unrealized appreciation on forward foreign exchange contracts ..................                             85,634
               Receivables:
                  Variation margin ............................................................    $   4,932,251
                  Contributions ...............................................................        1,696,105
                  Dividends ...................................................................          977,334
                  Securities sold .............................................................            4,886         7,610,576
                                                                                                   -------------
               Prepaid expenses ...............................................................                              5,708
                                                                                                                     -------------
               Total assets ...................................................................                        524,127,489
                                                                                                                     -------------
==================================================================================================================================
Liabilities
----------------------------------------------------------------------------------------------------------------------------------
               Collateral on securities loaned, at value ......................................                             78,400
               Unrealized depreciation on forward foreign exchange contracts ..................                            158,481
               Payables:
                  Withdrawals .................................................................          655,768
                  Other affiliates ............................................................            4,614
                  Investment adviser ..........................................................            3,943
                  Securities purchased ........................................................            2,481           666,806
                                                                                                   -------------
               Accrued expenses ...............................................................                             68,507
                                                                                                                     -------------
               Total liabilities ..............................................................                            972,194
                                                                                                                     -------------
==================================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
               Net assets .....................................................................                      $ 523,155,295
                                                                                                                     =============
==================================================================================================================================
Net Assets Consist of
----------------------------------------------------------------------------------------------------------------------------------
               Investors' capital .............................................................                      $ 421,553,043
               Unrealized appreciation--net ...................................................                        101,602,252
                                                                                                                     -------------
               Net Assets .....................................................................                      $ 523,155,295
                                                                                                                     =============

      See Notes to Financial Statements.


22      MERRILL LYNCH INTERNATIONAL INDEX FUND          DECEMBER 31, 2005

Statement of Operations                        Master International Index Series

For the Year Ended December 31, 2005
==================================================================================================================================
Investment Income
----------------------------------------------------------------------------------------------------------------------------------
                       Dividends (net of $796,050 foreign withholding tax) ....................                      $  10,691,033
                       Interest (including $318,391 from affiliates) ..........................                            387,256
                       Securities lending--net ................................................                              6,099
                                                                                                                     -------------
                       Total income ...........................................................                         11,084,388
                                                                                                                     -------------
==================================================================================================================================
Expenses
----------------------------------------------------------------------------------------------------------------------------------
                       Custodian fees .........................................................    $     164,413
                       Professional fees ......................................................           76,568
                       Accounting services ....................................................           56,945
                       Pricing fees ...........................................................           56,444
                       Investment advisory fees ...............................................           42,127
                       Printing and shareholder reports .......................................            3,947
                       Trustees' fees and expenses ............................................            3,807
                       Other ..................................................................           16,922
                                                                                                   -------------
                       Total expenses before reimbursement ....................................          421,173
                       Reimbursement of expenses ..............................................          (13,001)
                                                                                                   -------------
                       Total expenses after reimbursement .....................................                            408,172
                                                                                                                     -------------
                       Investment income--net .................................................                         10,676,216
                                                                                                                     -------------
==================================================================================================================================
Realized & Unrealized Gain (Loss)--Net
----------------------------------------------------------------------------------------------------------------------------------
                       Realized gain (loss) on:
                          Investments--net ....................................................        1,590,130
                          Futures contracts--net ..............................................        4,106,864
                          Foreign currency transactions--net ..................................       (2,142,915)        3,554,079
                                                                                                   -------------
                       Change in unrealized appreciation/depreciation on:
                          Investments--net ....................................................       44,394,212
                          Futures contracts--net ..............................................          437,394
                          Foreign currency transactions--net ..................................         (395,256)       44,436,350
                                                                                                   -------------------------------
                       Total realized and unrealized gain--net ................................                         47,990,429
                                                                                                                     -------------
                       Net Increase in Net Assets Resulting from Operations ...................                      $  58,666,645
                                                                                                                     =============

      See Notes to Financial Statements.


        MERRILL LYNCH INTERNATIONAL INDEX FUND          DECEMBER 31, 2005     23

Statements of Changes in Net Assets            Master International Index Series

                                                                                                          For the Year Ended
                                                                                                             December 31,
                                                                                                   -------------------------------
Increase (Decrease) in Net Assets:                                                                      2005              2004
==================================================================================================================================
Operations
----------------------------------------------------------------------------------------------------------------------------------
                       Investment income--net .................................................    $  10,676,216     $  12,027,122
                       Realized gain--net .....................................................        3,554,079        51,628,797
                       Change in unrealized appreciation/depreciation--net ....................       44,436,350         3,768,597
                                                                                                   -------------------------------
                       Net increase in net assets resulting from operations ...................       58,666,645        67,424,516
                                                                                                   -------------------------------
==================================================================================================================================
Capital Transactions
----------------------------------------------------------------------------------------------------------------------------------
                       Proceeds from contributions ............................................      274,141,104       167,759,330
                       Fair value of withdrawals ..............................................     (131,719,318)     (466,245,952)
                                                                                                   -------------------------------
                       Net increase (decrease) in net assets derived from capital transactions       142,421,786      (298,486,622)
                                                                                                   -------------------------------
==================================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Total increase (decrease) in net assets ................................      201,088,431      (231,062,106)
                       Beginning of year ......................................................      322,066,864       553,128,970
                                                                                                   -------------------------------
                       End of year ............................................................    $ 523,155,295     $ 322,066,864
                                                                                                   ===============================

      See Notes to Financial Statements.


24      MERRILL LYNCH INTERNATIONAL INDEX FUND          DECEMBER 31, 2005

Financial Highlights                           Master International Index Series

                                                                                For the Year Ended December 31,
The following ratios have been derived                       ---------------------------------------------------------------------
from information provided in the financial statements.         2005           2004            2003            2002          2001
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
                  Total investment return ................      13.64%         20.32%          38.97%         (15.81%)      (21.77%)
                                                             =====================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                  Expenses, net of reimbursement .........        .10%           .09%            .09%            .08%          .08%
                                                             =====================================================================
                  Expenses ...............................        .10%           .10%            .10%            .16%          .39%
                                                             =====================================================================
                  Investment income--net .................       2.53%          2.55%           2.23%           2.21%         1.20%
                                                             =====================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                  Net assets, end of year (in thousands) .   $523,155       $322,067        $553,129        $166,820      $195,512
                                                             =====================================================================
                  Portfolio turnover .....................      11.33%         13.50%           8.55%          19.52%        30.19%
                                                             =====================================================================

      See Notes to Financial Statements.


        MERRILL LYNCH INTERNATIONAL INDEX FUND          DECEMBER 31, 2005     25

Notes to Financial Statements   Master International Index Series

1. Significant Accounting Policies:

Master International Index Series (the "Series"), a non-diversified investment company, is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements and forward foreign exchange contracts are valued daily based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Series under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Portfolio are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments -- The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract,


26      MERRILL LYNCH INTERNATIONAL INDEX FUND          DECEMBER 31, 2005

Notes to Financial Statements (continued)      Master International Index Series

      the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts -- The Series may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Series invests in foreign securities, which may involve a number of risk factors and special considerations, not present with investments in securities of U.S. corporations.

(d) Income taxes -- The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending -- The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are


        MERRILL LYNCH INTERNATIONAL INDEX FUND          DECEMBER 31, 2005     27

Notes to Financial Statements (concluded)      Master International Index Series

terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. FAM has entered into a contractual arrangement with the Series under which the expenses incurred by the Series will not exceed .12%. This arrangement has a one-year term and is renewable. For the year ended December 31, 2005, FAM reimbursed the Series in the amount of $13,001.

For the year ended December 31, 2005, the Series reimbursed FAM $9,236 for certain accounting services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2005 were $170,663,540 and $45,344,153, respectively.

4. Commitments:

At December 31, 2005, the Series had entered into foreign exchange contracts, in addition to the contracts listed in the Schedule of Investments, under which it had agreed to sell a foreign currency with an approximate value of $64,000.

5. Short-Term Borrowings:

The Trust, on behalf of the Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .07% per annum based on the Series pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Series election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the year ended December 31, 2005. On November 23, 2005, the credit agreement was renewed for one year under substantially the same terms.


28      MERRILL LYNCH INTERNATIONAL INDEX FUND          DECEMBER 31, 2005

Report of Independent Registered Public Accounting Firm
                                               Master International Index Series

To the Investors and Board of Trustees of Quantitative Master Series Trust:

We have audited the accompanying statement of assets and liabilities, including the summary schedule of investments, of Master International Index Series, one of the portfolios constituting the Quantitative Master Series Trust (the "Trust") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master International Index Series of the Quantitative Master Series Trust as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
February 23, 2006


        MERRILL LYNCH INTERNATIONAL INDEX FUND          DECEMBER 31, 2005     29

Officers and Directors/Trustees

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                                                                                                       Fund Complex    Directorships
                           Position(s)  Length of                                                      Overseen by     Held by
                           Held with    Time                                                           Director/       Director/
Name        Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Interested Director/Trustee
------------------------------------------------------------------------------------------------------------------------------------
Robert C.   P.O. Box 9011  President    2005 to  President of the MLIM/FAM-advised funds since 2005;   131 Funds       None
Doll, Jr.*  Princeton, NJ  and          present  President of MLIM and FAM since 2001; Co-Head         177 Portfolios
            08543-9011     Director/             (Americas Region) thereof from 2000 to 2001 and
            Age: 51        Trustee               Senior Vice President from 1999 to 2001; President
                                                 and Director of Princeton Services, Inc. ("Princeton
                                                 Services") since 2001; President of Princeton
                                                 Administrators, L.P. ("Princeton Administrators")
                                                 since 2001; Chief Investment Officer of Oppenheimer-
                                                 Funds, Inc. in 1999 and Executive Vice President
                                                 thereof from 1991 to 1999.
            ------------------------------------------------------------------------------------------------------------------------
            *     Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which
                  MLIM or FAM acts as investment adviser. Mr. Doll is an "interested person," as defined in the Investment Company
                  Act, of the Fund based on his current positions with MLIM, FAM, Princeton Services and Princeton Administrators.
                  Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Doll serves at the pleasure of the Board of Directors/Trustees.

====================================================================================================================================
Independent Directors/Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Donald W.   P.O. Box 9095  Director/    2002 to  General Partner of The Burton Partnership, Limited    23 Funds        Knology, Inc.
Burton      Princeton, NJ  Trustee      present  Partnership (an investment partnership) since 1979;   42 Portfolios   (telecommuni-
            08543-9095                           Managing General Partner of the South Atlantic                        cations) and
            Age: 61                              Venture Funds since 1983; Member of the Investment                    Symbion, Inc.
                                                 Advisory Council of the Florida State Board of                        (health care)
                                                 Administration since 2001.
------------------------------------------------------------------------------------------------------------------------------------
Laurie      P.O. Box 9095  Director/    1999 to  Professor of Finance and Economics, Graduate School   23 Funds        None
Simon       Princeton, NJ  Trustee      present  of Business, Columbia University since 1998.          42 Portfolios
Hodrick     08543-9095
            Age: 43
------------------------------------------------------------------------------------------------------------------------------------
John        P.O. Box 9095  Director/    2005 to  President and Chief Executive Officer of Allmerica    23 Funds        ABIOMED
Francis     Princeton, NJ  Trustee      present  Financial Corporation (financial services holding     42 Portfolios   (medical
O'Brien     08543-9095                           company) from 1995 to 2002 and Director from                          device manuf-
            Age: 62                              1995 to 2003; President of Allmerica Investment                       acturer),
                                                 Management Co., Inc. (investment adviser) from                        Cabot Corpor-
                                                 1989 to 2002, Director from 1989 to 2002 and                          ation (chem-
                                                 Chairman of the Board from 1989 to 1990; President,                   icals), LKQ
                                                 Chief Executive Officer and Director of First                         Corporation
                                                 Allmerica Financial Life Insurance Company from 1989                  (auto parts
                                                 to 2002 and Director of various other Allmerica                       manufac-
                                                 Financial companies until 2002; Director since 1989,                  turing) and
                                                 Member of the Governance Nominating Committee                         TJX Compa-
                                                 since 2004, Member of the Compensation                                nies, Inc.
                                                 Committee of ABIOMED since 1989 and Member of                         (retailer)
                                                 the Audit Committee of ABIOMED from 1990 to 2004;
                                                 Director and Member of the Governance and
                                                 Nomination Committee of Cabot Corporation and
                                                 Member of the Audit Committee since 1990; Director
                                                 and Member of the Audit Committee and
                                                 Compensation Committee of LKQ Corporation since
                                                 2003; Lead Director of TJX Companies, Inc. since
                                                 1999; Trustee of the Woods Hole Oceanographic
                                                 Institute since 2003.
------------------------------------------------------------------------------------------------------------------------------------
David H.    P.O. Box 9095  Director/    2003 to  Consultant with Putnam Investments from 1993 to       23 Funds        None
Walsh       Princeton, NJ  Trustee      present  2003, and employed in various capacities therewith    42 Portfolios
            08543-9095                           from 1973 to 1992; Director, The National Audubon
            Age: 64                              Society since 1998; Director, The American Museum
                                                 of Fly Fishing since 1997.


30      MERRILL LYNCH INTERNATIONAL INDEX FUND          DECEMBER 31, 2005

Officers and Directors/Trustees (concluded)

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                                                                                                       Fund Complex    Directorships
                           Position(s)  Length of                                                      Overseen by     Held by
                           Held with    Time                                                           Director/       Director/
Name        Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Independent Directors/Trustees* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Fred G.     P.O. Box 9095  Director/    1998 to  Managing Director of FGW Associates since 1997;       23 Funds        Watson
Weiss **    Princeton, NJ  Trustee      present  Vice President, Planning, Investment and Development  42 Portfolios   Pharma-
            08543-9095                           of Warner Lambert Co. from 1979 to 1997; Director                     ceuticals,
            Age: 64                              of Michael J. Fox Foundation for Parkinson's                          Inc. (pharma-
                                                 Research since 2000; Director of BTG International                    ceutical
                                                 PLC (a global technology commercialization                            company)
                                                 company) since 2001.
            ------------------------------------------------------------------------------------------------------------------------
            *     Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
            **    Chairman of the Board and the Audit Committee.
------------------------------------------------------------------------------------------------------------------------------------

                           Position(s)  Length of
                           Held with    Time
Name        Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund/Trust Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         1997 to  First Vice President of MLIM and FAM since 1997 and Treasurer thereof since 1999;
Burke       Princeton, NJ  President    present  Senior Vice President and Treasurer of Princeton Services since 1999 and Director
            08543-9011     and          and      since 2004; Vice President of FAM Distributors, Inc. ("FAMD") since 1999 and
            Age: 45        Treasurer    1999 to  Director since 2004; Vice President of MLIM and FAM from 1990 to 1997; Director of present  Taxation of MLIM from 1990 to 2001; Vice President, Treasurer and Secretary of the
                                                 IQ Funds since 2004.
------------------------------------------------------------------------------------------------------------------------------------
Vincent J.  P.O. Box 9011  Vice         2005 to  Managing Director of MLIM since 2005; Director of MLIM from 1999 to 2005.
Costa       Princeton, NJ  President    present
            08543-9011
            Age: 43
------------------------------------------------------------------------------------------------------------------------------------
Debra L.    P.O. Box 9011  Vice         2005 to  Director of MLIM since 1999.
Jelilian    Princeton, NJ  President    present
            08543-9011
            Age: 38
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey L.  P.O. Box 9011  Vice         2005 to  Director of MLIM since 2004; Vice President of MLIM from 1994 to 2004.
Russo       Princeton, NJ  President    present
            08543-9011
            Age: 38
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O. Box 9011  Chief        2004 to  Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice President and
Hiller      Princeton, NJ  Compliance   present  Chief Compliance Officer of MLIM (Americas Region) since 2004; Chief Compliance
            08543-9011     Officer               Officer of the IQ Funds since 2004; Global Director of Compliance at Morgan Stanley
            Age: 54                              Investment Management from 2002 to 2004; Managing Director and Global Director of
                                                 Compliance at Citigroup Asset Management from 2000 to 2002; Chief Compliance
                                                 Officer at Soros Fund Management in 2000; Chief Compliance Officer at Prudential
                                                 Financial from 1995 to 2000; Senior Counsel in the Commission's Division of
                                                 Enforcement in Washington, D.C. from 1990 to 1995.
------------------------------------------------------------------------------------------------------------------------------------
Alice A.    P.O. Box 9011  Secretary    2004 to  Director (Legal Advisory) of MLIM since 2002; Vice President of MLIM from 1999 to
Pellegrino  Princeton, NJ               present  2002; Attorney associated with MLIM since 1997; Secretary of MLIM, FAM, FAMD and
            08543-9011                           Princeton Services since 2004.
            Age: 45
            ------------------------------------------------------------------------------------------------------------------------
            *     Officers of the Fund/Trust serve at the pleasure of the Board of Directors/Trustees.
------------------------------------------------------------------------------------------------------------------------------------
            Further information about the Fund's Officers and Directors/Trustees is available in the Fund's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-637-3863.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

JPMorgan Chase Bank, N.A.
3 Chase MetroTech Center
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


        MERRILL LYNCH INTERNATIONAL INDEX FUND          DECEMBER 31, 2005     31

[LOGO] Merrill Lynch   Investment Managers
www.mlim.ml.com

--------------------------------------------------------------------------------

Mercury Advisors
A Division of Merrill Lynch Investment Managers www.mercury.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-637-3863; (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

                                                               #Index 2 -- 12/05

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) Laurie Simon Hodrick, (3) John F. O'Brien, (4) David H. Walsh and (5) Fred G. Weiss.

         The registrant's board of directors has determined that Laurie Simon Hodrick qualifies as a financial expert pursuant to Item 3(c)(4) of Form N-CSR.

         Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance for over 15 years. Her M.B.A.-level course centers around the evaluation and analysis of firms' corporate financial statements. She has also taught in financial analysts' training programs. Ms. Hodrick has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies, serving on the Financial Advisory Council of one of these major corporations. She has also served as the Treasurer and Finance Chair of a 501(c)(3) organization. Ms. Hodrick has published a number of articles in leading economic and financial journals and is the associate editor of two leading finance journals.

Item 4 - Principal Accountant Fees and Services

         International Index Fund of Merrill Lynch Index Funds, Inc.

         (a) Audit Fees -         Fiscal Year Ending December 31, 2005 - $6,500
                                  Fiscal Year Ending December 31, 2004 - $6,200

         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2005 - $0
                                  Fiscal Year Ending December 31, 2004 - $0

         (c) Tax Fees -           Fiscal Year Ending December 31, 2005 - $5,700
                                  Fiscal Year Ending December 31, 2004 - $5,200

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending December 31, 2005 - $0
                                  Fiscal Year Ending December 31, 2004 - $0

         Master International Index Series of Quantitative Master Series Trust

         (a) Audit Fees -         Fiscal Year Ending December 31, 2005 - $37,700
                                  Fiscal Year Ending December 31, 2004 - $35,500

         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2005 - $0
                                  Fiscal Year Ending December 31, 2004 - $0

         (c) Tax Fees -           Fiscal Year Ending December 31, 2005 - $16,200
                                  Fiscal Year Ending December 31, 2004 - $15,000

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending December 31, 2005 - $0
                                  Fiscal Year Ending December 31, 2004 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending December 31, 2005 - $5,577,771
             Fiscal Year Ending December 31, 2004 - $11,926,355

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $1,227,000, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON DETAILED SCHEDULE OF INVESTMENTS

To the Investors and Board of Trustees of Quantitative Master Series Trust:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Master International Index Series (the "Series"), one of the portfolios constituting the Quantitative Master Series Trust (the "Trust"), as of December 31, 2005, and for the year then ended and have issued our report thereon dated February 23, 2006 which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audit also included the Series' schedule of investments in securities (the "Schedule") as of December 31, 2005 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Trust's management. Our responsibility is to express an opinion based on our audit. In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Series referred to above, presents fairly, in all material respects, the information set forth therein.


Deloitte & Touche LLP
Princeton, New Jersey
February 23, 2006

Master International Index Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                               Shares
Country           Industry                                       Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 4.7%  Airlines - 0.0%                              33,640  Qantas Airways Ltd.                             $     99,694
                  -----------------------------------------------------------------------------------------------------------------
                  Beverages - 0.1%                             47,710  Coca-Cola Amatil Ltd.                                269,833
                                                               86,856  Foster's Group Ltd.                                  355,521
                                                                                                                       ------------
                                                                                                                            625,354
                  -----------------------------------------------------------------------------------------------------------------
                  Biotechnology - 0.1%                         11,970  CSL Ltd.                                             373,176
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.1%                       11,468  Macquarie Bank Ltd.                                  573,303
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.0%                             15,190  Orica Ltd.                                           227,310
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 1.2%                      86,582  Australia & New Zealand Banking Group Ltd.         1,521,122
                                                               54,199  Commonwealth Bank of Australia                     1,699,645
                                                               70,318  National Australia Bank Ltd.                       1,671,262
                                                               92,778  Westpac Banking Corp.                              1,548,308
                                                                                                                       ------------
                                                                                                                          6,440,337
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.1%        53,780  Brambles Industries Ltd.                             399,238
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%             7,743  Leighton Holdings Ltd.                               101,556
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.2%                19,286  Boral Ltd.                                           114,593
                                                               36,728  CSR Ltd.                                              93,758
                                                                3,992  James Hardie Industries NV                            26,355
                                                               47,920  Rinker Group Ltd.                                    578,247
                                                                                                                       ------------
                                                                                                                            812,953
                  -----------------------------------------------------------------------------------------------------------------
                  Containers & Packaging - 0.0%                41,043  Amcor Ltd.                                           224,901
                  -----------------------------------------------------------------------------------------------------------------
                  Distributors - 0.0%                          65,581  Pacific Brands Ltd.                                  127,965
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.2%         1,250  Australian Stock Exchange Ltd.                        29,801
                                                               17,991  Babcock & Brown Ltd.                                 226,334
                                                               23,490  Challenger Financial Services Group Ltd.              69,786
                                                               16,417  SFE Corp. Ltd.                                       166,671
                                                               23,405  Suncorp-Metway Ltd.                                  344,234
                                                                                                                       ------------
                                                                                                                            836,826
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication               112,683  Telstra Corp. Ltd.                                   324,849
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.2%              60,420  Coles Myer Ltd.                                      452,519
                                                               45,737  Woolworths Ltd.                                      565,325
                                                                                                                       ------------
                                                                                                                          1,017,844
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.0%       7,344  Ansell Ltd.                                           59,529
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers & Services - 0.0%      40,746  Mayne Group Ltd.                                     105,509
                                                                2,368  Sonic Healthcare Ltd.                                 25,708
                                                                                                                       ------------
                                                                                                                            131,217
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.1%          4,629  Aristocrat Leisure Ltd.                               41,834
                                                               23,453  TABCORP Holdings Ltd.                                267,866
                                                               14,689  UNiTAB Ltd.                                          146,434
                                                                                                                       ------------
                                                                                                                            456,134
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                               Shares
Country           Industry                                       Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                  IT Services - 0.0%                           11,639  Computershare Ltd.                              $     57,972
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.1%              15,471  Wesfarmers Ltd.                                      419,564
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.3%                             75,906  AMP Ltd.                                             428,187
                                                               45,366  AXA Asia Pacific Holdings Ltd.                       169,054
                                                               99,381  Insurance Australia Group Ltd.                       395,124
                                                               28,433  QBE Insurance Group Ltd.                             408,799
                                                                                                                       ------------
                                                                                                                          1,401,164
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.1%                                 73,935  John Fairfax Holdings Ltd.                           217,483
                                                                6,114  Publishing & Broadcasting Ltd.                        73,912
                                                                                                                       ------------
                                                                                                                            291,395
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.8%                       52,998  Alumina Ltd.                                         288,466
                                                              162,763  BHP Billiton Ltd.                                  2,716,239
                                                               18,416  BlueScope Steel Ltd.                                  94,158
                                                               30,834  Iluka Resources Ltd.                                 177,328
                                                               14,132  Newcrest Mining Ltd.                                 251,907
                                                               23,360  OneSteel Ltd.                                         57,405
                                                               15,304  Rio Tinto Ltd.                                       774,613
                                                                                                                       ------------
                                                                                                                          4,360,116
                  -----------------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 0.1%                       20,590  Australian Gas Light Co., Ltd.                       259,635
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.3%           11,923  Caltex Australia Ltd.                                169,500
                                                               24,197  Origin Energy Ltd.                                   133,301
                                                               34,877  Santos Ltd.                                          313,405
                                                               27,600  Woodside Petroleum Ltd.                              793,442
                                                                                                                       ------------
                                                                                                                          1,409,648
                  -----------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.0%                5,300  PaperlinX Ltd.                                        14,929
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.0%                       40,746  Mayne Pharma Ltd. (a)                                 75,919
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate - 0.5%                          116,985  CFS Gandel Retail Trust                              171,629
                                                               14,559  Centro Properties Group/New                           67,603
                                                               57,330  Commonwealth Property Office Fund                     53,619
                                                              134,992  General Property Trust                               405,994
                                                               88,153  ING Industrial Fund                                  144,203
                                                               31,118  Investa Property Group                                45,311
                                                               18,422  Lend Lease Corp., Ltd.                               195,675
                                                               21,584  Macquire Goodman Group                                75,682
                                                               46,448  Mirvac Group                                         140,377
                                                               64,780  Stockland                                            308,877
                                                               77,553  Westfield Group                                    1,033,107
                                                                                                                       ------------
                                                                                                                          2,642,077
                  -----------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.0%                           16,182  Toll Holdings Ltd.                                   176,868
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                               Shares
Country           Industry                                       Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.1%        128,881  Macquarie Infrastructure Group                  $    336,566
                                                               16,500  Patrick Corp. Ltd.                                    89,567
                                                               10,811  Transurban Group                                      52,341
                                                                                                                       ------------
                                                                                                                            478,474
                  -----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Australia                  24,419,947
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.4%    Building Products - 0.0%                      3,535  Wienerberger AG                                      140,936
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.1%                       7,239  Erste Bank der Oesterreichischen Sparkassen AG       401,749
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.0%                    53  RHI AG (a)                                             1,425
                  -----------------------------------------------------------------------------------------------------------------
                  Containers & Packaging - 0.0%                   568  Mayr-Melnhof Karton AG                                79,058
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                19,827  Telekom Austria AG                                   444,352
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.0%                        47  Verbund - Oesterreichische
                                                                       Elektrizitaetswirtschafts AG                          16,704
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.0%                              1,316  Andritz AG                                           144,130
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.0%                          906  Boehler-Uddeholm AG                                  152,713
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.1%            7,343  OMV AG                                               428,741
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate - 0.0%                            5,877  IMMOFINANZ Immobilien Anlagen AG (a)                  56,220
                  -----------------------------------------------------------------------------------------------------------------
                  Trading Companies & Distributors - 0.1%     105,980  Hagemeyer NV - Registered Shares                     342,524
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.0%          1,169  Flughafen Wien AG                                     83,409
                  -----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Austria                     2,291,961
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.1%    Beverages - 0.1%                              5,910  InBev NV                                             256,329
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.1%                              2,818  Solvay SA                                            309,462
                                                                1,724  Umicore                                              202,541
                                                                   52  Umicore "VVPR strip" (a)                                   6
                                                                                                                       ------------
                                                                                                                            512,009
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.3%                      25,528  Dexia                                                586,574
                                                               10,019  KBC Bancassurance Holding                            929,480
                                                                                                                       ------------
                                                                                                                          1,516,054
                  -----------------------------------------------------------------------------------------------------------------
                  Distributors - 0.0%                             222  D'ieteren SA                                          60,882
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.4%        55,909  Fortis                                             1,777,286
                                                                3,292  Groupe Bruxelles Lambert SA                          321,713
                                                                                                                       ------------
                                                                                                                          2,098,999
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                 9,883  Belgacom SA                                          321,164
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.0%                   1,022  Bekaert SA                                            95,174
                  -----------------------------------------------------------------------------------------------------------------
                  Electronic Equipment &                          520  Barco NV                                              38,949
                  Instruments - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.1%               1,003  Colruyt SA                                           137,948
                                                                1,314  Delhaize Group                                        85,556
                                                                  950  Delhaize Group (b)                                    62,197
                                                                                                                       ------------
                                                                                                                            285,701
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.0%       1,608  Omega Pharma SA                                       83,475
                  -----------------------------------------------------------------------------------------------------------------
                  Leisure Equipment & Products - 0.0%           2,040  AGFA-Gevaert NV                                       37,081
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                               Shares
Country           Industry                                       Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Marine - 0.0%                                 1,790  Compagnie Maritime Belge SA (CMB)               $     58,802
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.0%            1,790  Euronav Sa                                            51,750
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.0%                        4,095  UCB SA                                               191,665
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication                      900  Mobistar SA                                           71,127
                  Services - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Belgium                     5,679,161
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.0%    Textiles, Apparel & Luxury Goods - 0.0%      21,785  Yue Yuen Industrial Holdings                          60,830
                  -----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Bermuda                        60,830
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.7%    Beverages - 0.0%                                356  Carlsberg A/S                                         19,029
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.0%                              2,267  Novozymes A/S Class B                                123,685
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.1%                      17,488  Danske Bank A/S                                      613,959
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%             1,417  FLS Industries A/S Class B                            41,680
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                11,049  TDC A/S                                              659,608
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.0%                   9,457  Vestas Wind Systems A/S (a)                          154,789
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.1%                          2,482  Danisco A/S                                          189,385
                                                                2,039  East Asiatic Co., Ltd. A/S                           191,536
                                                                                                                       ------------
                                                                                                                            380,921
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.0%         186  Coloplast AS Class B                                  11,501
                                                                5,043  GN Store Nord                                         65,794
                                                                1,530  William Demant Holding (a)                            84,322
                                                                                                                       ------------
                                                                                                                            161,617
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.0%                       464  Bang & Olufsen A/S Class B                            47,549
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.0%                                907  Topdanmark A/S (a)                                    78,459
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.0%                                820  NKT Holding A/S                                       37,476
                  -----------------------------------------------------------------------------------------------------------------
                  Marine - 0.1%                                    51  AP Moller - Maersk A/S                               525,852
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.2%                        3,519  H Lundbeck A/S                                        72,623
                                                               13,315  Novo-Nordisk A/S B                                   746,454
                                                                                                                       ------------
                                                                                                                            819,077
                  -----------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.1%                            1,730  DSV A/S                                              212,849
                  -----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Denmark                     3,876,550
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.4%    Auto Components - 0.0%                        6,710  Nokian Renkaat Oyj                                    84,293
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.8%             214,049  Nokia Oyj                                          3,900,843
                                                                1,270  Nokia Oyj (b)                                         23,241
                                                                                                                       ------------
                                                                                                                          3,924,084
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                 5,791  Elisa Corp.                                          106,902
                  Services - 0.1%                              34,753  TeliaSonera AB                                       186,518
                                                                                                                       ------------
                                                                                                                            293,420
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.1%                    23,140  Fortum Oyj                                           432,350
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.0%                            6,175  Tietoenator Oyj                                      224,703
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.1%                             22,588  Sampo Oyj                                            392,195
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                               Shares
Country           Industry                                       Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Leisure Equipment & Products - 0.0%           5,904  Amer Sports Corp.                               $    109,545
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.1%                              2,211  Cargotec Corp. Class B (a)                            76,388
                                                                4,422  Kone Oyj Class B (a)                                 174,892
                                                                9,256  Metso Oyj                                            252,422
                                                                  231  Wartsila Oyj                                           6,812
                                                                                                                       ------------
                                                                                                                            510,514
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.0%                          447  Outokumpu Oyj                                          6,617
                                                                8,196  Rautaruukki Oyj                                      198,669
                                                                                                                       ------------
                                                                                                                            205,286
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.0%            7,259  Neste Oil Oyj (a)                                    204,469
                  -----------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.2%               33,345  Stora Enso Oyj Class R                               449,960
                                                               30,054  UPM-Kymmene Oyj                                      587,056
                                                                                                                       ------------
                                                                                                                          1,037,016
                  -----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Finland                     7,417,875
-----------------------------------------------------------------------------------------------------------------------------------
France - 8.7%     Aerospace & Defense - 0.2%                   10,187  European Aeronautic Defense and Space Co.            383,313
                                                                7,590  Sagem SA                                             180,846
                                                                4,303  Thales SA                                            194,396
                                                                2,174  Zodiac SA                                            139,116
                                                                                                                       ------------
                                                                                                                            897,671
                  -----------------------------------------------------------------------------------------------------------------
                  Airlines - 0.0%                               3,419  Air France-KLM                                        72,955
                  -----------------------------------------------------------------------------------------------------------------
                  Auto Components - 0.1%                        9,688  Compagnie Generale des Etablissements Michelin       542,577
                                                                4,494  Valeo SA                                             166,501
                                                                                                                       ------------
                                                                                                                            709,078
                  -----------------------------------------------------------------------------------------------------------------
                  Automobiles - 0.2%                            8,681  Peugeot SA                                           498,673
                                                                8,205  Renault SA                                           666,829
                                                                                                                       ------------
                                                                                                                          1,165,502
                  -----------------------------------------------------------------------------------------------------------------
                  Beverages - 0.1%                              4,111  Pernod-Ricard                                        714,762
                  -----------------------------------------------------------------------------------------------------------------
                  Building Products - 0.2%                     16,785  Cie de Saint-Gobain                                  994,888
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.2%                              4,953  Air Liquide                                          949,377
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 1.1%                      38,994  BNP Paribas                                        3,143,787
                                                               22,519  Credit Agricole SA                                   706,823
                                                               16,795  Societe Generale                                   2,058,318
                                                                                                                       ------------
                                                                                                                          5,908,928
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.0%         1,954  Societe BIC SA                                       115,818
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.1%              62,585  Alcatel SA (a)                                       772,919
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.1%             8,493  Vinci SA                                             727,803
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.2%                 1,192  Imerys SA                                             85,908
                                                                9,192  Lafarge SA                                           824,025
                                                                                                                       ------------
                                                                                                                            909,933
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                               Shares
Country           Industry                                       Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                77,284  France Telecom SA                               $  1,913,458
                  Services - 0.4%
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.2%                   7,246  Alstom (a)                                           415,557
                                                                9,721  Schneider Electric SA                                863,995
                                                                                                                       ------------
                                                                                                                          1,279,552
                  -----------------------------------------------------------------------------------------------------------------
                  Energy Equipment & Services - 0.1%            4,872  Technip SA                                           291,936
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.3%              28,046  Carrefour SA                                       1,309,373
                                                                1,910  Casino Guichard Perrachon SA                         126,728
                                                                                                                       ------------
                                                                                                                          1,436,101
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.2%                         11,304  Groupe Danone                                      1,176,694
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.1%       6,310  Cie Generale d'Optique Essilor International SA      507,610
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.2%         10,544  Accor SA                                             577,832
                                                                5,111  Sodexho Alliance SA                                  209,798
                                                                                                                       ------------
                                                                                                                            787,630
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.1%                    18,563  Thomson                                              387,559
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.1%                            2,452  Atos Origin (a)                                      160,954
                                                                8,123  Cap Gemini SA (a)                                    324,908
                                                                                                                       ------------
                                                                                                                            485,862
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.5%                             66,599  AXA                                                2,141,462
                                                                  775  CNP Assurances                                        60,883
                                                               52,526  SCOR                                                 112,762
                                                                                                                       ------------
                                                                                                                          2,315,107
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.5%                                  6,788  Lagardere S.C.A.                                     520,442
                                                                2,124  PagesJaunes Groupe SA                                 55,093
                                                               10,047  Publicis Groupe                                      348,418
                                                                3,105  Societe Television Francaise 1                        85,849
                                                               47,284  Vivendi Universal SA                               1,475,777
                                                                6,053  Vivendi Universal SA (b)                             190,246
                                                                                                                       ------------
                                                                                                                          2,675,825
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.1%                       28,582  Arcelor                                              706,307
                  -----------------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 0.4%                       42,707  Suez SA                                            1,324,865
                                                                5,052  Suez SA                                              156,605
                                                               14,051  Veolia Environnement                                 633,785
                                                                                                                       ------------
                                                                                                                          2,115,255
                  -----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.1%                       2,713  Pinault-Printemps-Redoute                            304,492
                  -----------------------------------------------------------------------------------------------------------------
                  Office Electronics - 0.0%                     1,925  Neopost SA                                           192,323
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 1.3%           26,228  Total SA                                           6,564,889
                                                                4,140  Total SA "VVPR strip' (a)                                 49
                                                                                                                       ------------
                                                                                                                          6,564,938
                  -----------------------------------------------------------------------------------------------------------------
                  Personal Products - 0.2%                     13,565  L'Oreal SA                                         1,004,839
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                               Shares
Country           Industry                                       Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.8%                       48,928  Sanofi-Aventis                                  $  4,270,768
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate - 0.1%                              535  Gecina SA                                             61,213
                                                                1,537  Klepierre                                            143,769
                                                                1,964  Unibail                                              260,390
                                                                                                                       ------------
                                                                                                                            465,372
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor               28,134  STMicroelectronics NV                                503,424
                  Equipment - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Software - 0.1%                               2,821  Business Objects SA (a)                              113,768
                                                                2,849  Dassault Systemes SA                                 160,264
                                                                                                                       ------------
                                                                                                                            274,032
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.2%         789  Hermes International                                 196,650
                                                               10,625  LVMH Moet Hennessy Louis Vuitton SA                  940,582
                                                                                                                       ------------
                                                                                                                          1,137,232
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.0%          2,314  Autoroutes du Sud de la France                       136,474
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication                   10,321  Bouygues                                             502,792
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in France                     45,375,216
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 6.0%    Air Freight & Logistics - 0.2%               39,015  Deutsche Post AG                                     942,483
                  -----------------------------------------------------------------------------------------------------------------
                  Airlines - 0.0%                              14,866  Deutsche Lufthansa AG                                219,365
                  -----------------------------------------------------------------------------------------------------------------
                  Auto Components - 0.1%                        7,622  Continental AG                                       674,111
                  -----------------------------------------------------------------------------------------------------------------
                  Automobiles - 0.5%                           41,217  DaimlerChrysler AG                                 2,097,362
                                                               10,525  Volkswagen AG                                        553,823
                                                                                                                       ------------
                                                                                                                          2,651,185
                  -----------------------------------------------------------------------------------------------------------------
                  Biotechnology - 0.0%                          4,938  Qiagen NV (a)                                         57,897
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.4%                       23,327  Deutsche Bank AG Registered Shares                 2,253,511
                                                                3,609  MLP AG                                                74,583
                                                                                                                       ------------
                                                                                                                          2,328,094
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.7%                             24,910  BASF AG                                            1,901,350
                                                               32,758  Bayer AG                                           1,363,596
                                                                3,872  Linde AG                                             300,386
                                                                                                                       ------------
                                                                                                                          3,565,332
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.1%                      22,843  Commerzbank AG                                       701,096
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.1%         6,409  Deutsche Boerse AG                                   654,371
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication               124,627  Deutsche Telekom AG                                2,069,815
                  Services - 0.4%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.6%                    28,635  E.ON AG (a)                                        2,951,724
                  -----------------------------------------------------------------------------------------------------------------
                  Electronic Equipment &                        2,386  Epcos AG (a)                                          31,127
                  Instruments - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.1%               6,372  Metro AG                                             306,657
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers & Services - 0.1%       1,654  Celesio AG                                           141,758
                                                                1,747  Fresenius Medical Care AG                            183,400
                                                                                                                       ------------
                                                                                                                            325,158
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.0%         12,313  TUI AG                                               251,262
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                               Shares
Country           Industry                                       Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.6%              36,780  Siemens AG                                      $  3,140,994
                                                                  860  Siemens AG (b)                                        73,607
                                                                                                                       ------------
                                                                                                                          3,214,601
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.7%                             17,193  Allianz AG Registered Shares                       2,594,626
                                                                8,930  Muenchener Rueckversicherungs AG Registered
                                                                       Shares                                             1,204,809
                                                                                                                       ------------
                                                                                                                          3,799,435
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.1%                              8,694  MAN AG                                               462,296
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.1%                       18,195  ThyssenKrupp AG                                      378,159
                  -----------------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 0.3%                       20,708  RWE AG                                             1,527,856
                  -----------------------------------------------------------------------------------------------------------------
                  Personal Products - 0.0%                        572  Beiersdorf AG                                         70,169
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.2%                        4,588  Altana AG                                            248,942
                                                                2,378  Merck KGaA                                           196,208
                                                                9,424  Schering AG                                          629,171
                                                                                                                       ------------
                                                                                                                          1,074,321
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate - 0.0%                            2,589  IVG Immobilien AG                                     54,084
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor               30,054  Infineon Technologies AG (a)                         274,030
                  Equipment - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Software - 0.3%                              10,050  SAP AG                                             1,815,634
                  -----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.0%                       1,160  Douglas Holding AG                                    44,469
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.2%       2,776  Adidas-Salomon AG                                    523,909
                                                                1,129  Puma AG Rudolf Dassler Sport                         328,267
                                                                                                                       ------------
                                                                                                                            852,176
                  -----------------------------------------------------------------------------------------------------------------
                  Thrifts & Mortgage Finance - 0.1%             5,764  Hypo Real Estate Holding AG                          299,017
                  -----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Germany                    31,595,924
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.6%     Beverages - 0.0%                              5,327  Coca-Cola Hellenic Bottling Co. SA                   156,333
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.3%                      13,229  Alpha Bank AE                                        384,802
                                                                8,873  EFG Eurobank Ergasias SA                             277,772
                                                                2,906  Emporiki Bank of Greece SA                            97,966
                                                               15,426  National Bank of Greece SA                           653,956
                                                                3,787  Piraeus Bank SA                                       80,763
                                                                                                                       ------------
                                                                                                                          1,495,259
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.0%              13,744  Intracom SA                                           90,786
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%             9,858  Technical Olympic SA                                  54,652
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.0%                 2,682  Titan Cement Co. SA                                  109,143
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                13,051  Hellenic Telecommunications Organization SA (a)      277,098
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.0%                     5,616  Public Power Corp.                                   122,286
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.1%          8,653  OPAP SA                                              297,014
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.0%                        4,057  Viohalco, Hellenic Copper and Aluminum
                                                                       Industry SA                                           32,541
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication                   11,074  Cosmote Mobile Telecommunications SA                 245,311
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Greece                      2,880,423
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                               Shares
Country           Industry                                       Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.3%  Airlines - 0.0%                               2,263  Cathay Pacific Airways Ltd.                     $      3,955
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.2%                     146,900  BOC Hong Kong Holdings Ltd.                          282,298
                                                               29,739  Bank of East Asia Ltd.                                89,943
                                                               26,153  Hang Seng Bank Ltd.                                  341,351
                                                                                                                       ------------
                                                                                                                            713,592
                  -----------------------------------------------------------------------------------------------------------------
                  Distributors - 0.0%                          52,719  Li & Fung Ltd.                                       101,650
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.0%        20,000  Hong Kong Exchanges and Clearing Ltd.                 82,930
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                71,195  PCCW Ltd.                                             43,845
                  Services - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.1%                    71,187  CLP Holdings Ltd.                                    413,155
                                                               56,000  HongKong Electric Holdings                           277,344
                                                                                                                       ------------
                                                                                                                            690,499
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.0%                  94,328  Johnson Electric Holdings Ltd.                        89,418
                  -----------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.1%                        104,240  Hong Kong & China Gas                                222,501
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.0%         24,990  Shangri-La Asia Ltd.                                  41,738
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.0%                    16,560  Techtronic Industries Co.                             39,405
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.2%             113,176  Hutchison Whampoa Ltd.                             1,077,964
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                 34,025  SCMP Group Ltd.                                       12,616
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate - 0.5%                           76,735  Cheung Kong Holdings Ltd.                            787,287
                                                               12,000  Hang Lung Properties Ltd.                             18,727
                                                               32,491  Henderson Land Development Co., Ltd.                 152,952
                                                               92,800  The Link REIT (a)                                    175,940
                                                               48,484  New World Development Ltd.                            66,596
                                                               48,421  Sino Land Co.                                         58,703
                                                               68,324  Sun Hung Kai Properties Ltd.                         665,303
                                                               57,577  Swire Pacific Ltd. Class A                           516,842
                                                               56,107  Wharf Holdings Ltd.                                  198,275
                                                                                                                       ------------
                                                                                                                          2,640,625
                  -----------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.0%                           24,500  MTR Corp.                                             48,188
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                5,004  ASM Pacific Technology                                28,235
                  Equipment - 0.1%                            430,000  Solomon Systech International Ltd.                   178,854
                                                                                                                       ------------
                                                                                                                            207,089
                  -----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.1%                      52,000  Esprit Holdings Ltd.                                 369,534
                                                              132,394  Giordano International Ltd.                           74,277
                                                                                                                       ------------
                                                                                                                            443,811
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.0%      65,353  Texwinca Holdings Ltd.                                47,201
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.0%         18,465  Hopewell Holdings                                     46,320
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication                   47,000  Hutchison Telecommunications
                  Services - 0.0%                                      International Ltd. (a)                                67,891
                  -----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Hong Kong                   6,621,238
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                               Shares
Country           Industry                                       Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.8%    Airlines - 0.1%                              27,680  Ryanair Holdings Plc (a)                        $    270,995
                  -----------------------------------------------------------------------------------------------------------------
                  Beverages - 0.0%                             10,134  C&C Group Plc                                         64,549
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.4%                      44,953  Allied Irish Banks Plc                               957,090
                                                               47,958  Bank of Ireland                                      752,624
                                                               15,198  Depfa Bank Plc                                       223,906
                                                                                                                       ------------
                                                                                                                          1,933,620
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.2%                   936  CRH Plc                                               27,425
                                                               26,953  CRH Plc                                              790,042
                                                                                                                       ------------
                                                                                                                            817,467
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                38,588  Eircom Group Plc                                      90,123
                  Services - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.0%                         22,780  Greencore Group Plc                                   90,284
                                                                4,710  Kerry Group Plc                                      103,947
                                                                                                                       ------------
                                                                                                                            194,231
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.0%                    61,080  Waterford Wedgewood                                    4,323
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.0%               3,189  DCC Plc                                               68,085
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.1%                             12,684  Irish Life & Permanent Plc                           258,234
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                 21,817  Independent News & Media Plc                          65,365
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.0%                       15,345  Elan Corp. Plc (a)                                   206,342
                  -----------------------------------------------------------------------------------------------------------------
                  Trading Companies & Distributors - 0.0%       2,786  Grafton Group Plc                                     30,233
                  -----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Ireland                     4,003,567
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 3.6%      Aerospace & Defense - 0.1%                   15,618  Finmeccanica SpA                                     301,203
                  -----------------------------------------------------------------------------------------------------------------
                  Automobiles - 0.1%                           38,723  Fiat SpA (a)                                         336,174
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.1%                       10,234  Banca Fideuram SpA                                    55,408
                                                               26,990  Mediobanca SpA                                       513,516
                                                               17,230  Mediolanum SpA                                       113,203
                                                                                                                       ------------
                                                                                                                            682,127
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 1.2%                       7,027  Banca Antonveneta SpA                                217,910
                                                              132,677  Banca Intesa SpA                                     700,334
                                                               36,404  Banca Intesa SpA Registered Shares                   179,233
                                                               52,096  Banca Monte dei Paschi di Siena SpA                  242,420
                                                               85,292  Banca Nazionale del Lavoro SpA (a)                   280,088
                                                               16,065  Banca Popolare di Milano Scrl                        175,207
                                                               16,381  Banche Popolari Unite Scrl                           357,848
                                                               13,238  Banco Popolare di Verona e Novara Scrl               266,859
                                                               72,957  Capitalia SpA                                        420,816
                                                               59,514  Sanpaolo IMI SpA                                     927,761
                                                              366,124  UniCredito Italiano SpA                            2,512,141
                                                                                                                       ------------
                                                                                                                          6,280,617
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                               Shares
Country           Industry                                       Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.0%                 5,565  Italcementi SpA                                 $    103,472
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.0%         4,347  FinecoGroup SpA                                       41,656
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication               444,028  Telecom Italia SpA                                 1,288,434
                  Services - 0.4%                             258,085  Telecom Italia SpA Registered Shares                 637,769
                                                                                                                       ------------
                                                                                                                          1,926,203
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.4%                   205,245  Enel SpA                                           1,605,587
                                                              112,507  Terna SpA                                            276,563
                                                                                                                       ------------
                                                                                                                          1,882,150
                  -----------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.1%                         69,090  Snam Rete Gas SpA                                    283,033
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.0%          4,473  Autogrill SpA                                         60,987
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.0%             119,974  Pirelli & C SpA                                      109,816
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.3%                             30,165  Alleanza Assicurazioni SpA                           371,218
                                                               42,265  Assicurazioni Generali SpA                         1,471,184
                                                                                                                       ------------
                                                                                                                          1,842,402
                  -----------------------------------------------------------------------------------------------------------------
                  Internet Software & Services - 0.0%          47,194  Telecom Italia Media SpA (a)                          24,883
                                                               29,933  Tiscali SpA (a)                                       94,412
                                                                                                                       ------------
                                                                                                                            119,295
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.1%                                  5,198  Arnoldo Mondadori Editore SpA                         48,161
                                                               13,547  Gruppo Editoriale L'Espresso SpA                      71,188
                                                               37,098  Mediaset SpA                                         391,643
                                                              171,874  Seat Pagine Gialle SpA (a)                            79,837
                                                                                                                       ------------
                                                                                                                            590,829
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.7%          116,248  ENI SpA                                            3,212,733
                                                                1,875  ENI SpA (b)                                          261,487
                                                                                                                       ------------
                                                                                                                          3,474,220
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.0%       5,296  Benetton Group SpA                                    60,095
                                                                9,894  Bulgari SpA                                          110,053
                                                                4,858  Luxottica Group SpA                                  122,799
                                                                                                                       ------------
                                                                                                                            292,947
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.1%         19,690  Autostrade SpA                                       470,546
                  -----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Italy                      18,797,677
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 23.6%     Air Freight & Logistics - 0.1%               23,000  Yamato Transport Co., Ltd.                           381,157
                  -----------------------------------------------------------------------------------------------------------------
                  Airlines - 0.0%                              28,000  Japan Airlines Corp.                                  76,150
                  -----------------------------------------------------------------------------------------------------------------
                  Auto Components - 0.5%                        9,900  Aisin Seiki Co., Ltd.                                363,187
                                                               26,000  Bridgestone Corp.                                    540,795
                                                               20,600  Denso Corp.                                          710,345
                                                                1,000  NGK Spark Plug Co., Ltd.                              21,605
                                                                7,000  NOK Corp.                                            189,782
                                                               29,000  Sanden Corp.                                         134,398

Master International Index Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                               Shares
Country           Industry                                       Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                7,000  Stanley Electric Co., Ltd.                      $    113,691
                                                                1,000  Toyoda Gosei Co., Ltd.                                19,487
                                                                8,000  Toyota Industries Corp.                              287,385
                                                                                                                       ------------
                                                                                                                          2,380,675
                  -----------------------------------------------------------------------------------------------------------------
                  Automobiles - 2.0%                           35,000  Honda Motor Co., Ltd.                              1,995,679
                                                               97,700  Nissan Motor Co., Ltd.                               989,168
                                                              137,300  Toyota Motor Corp.                                 7,119,173
                                                                9,000  Yamaha Motor Co., Ltd.                               234,856
                                                                                                                       ------------
                                                                                                                         10,338,876
                  -----------------------------------------------------------------------------------------------------------------
                  Beverages - 0.1%                              9,000  Asahi Breweries Ltd.                                 109,726
                                                               25,000  Kirin Brewery Co., Ltd.                              291,240
                                                               27,000  Sapporo Holdings Ltd.                                151,207
                                                               13,000  Takara Holdings, Inc.                                 77,099
                                                                                                                       ------------
                                                                                                                            629,272
                  -----------------------------------------------------------------------------------------------------------------
                  Building Products - 0.3%                     42,000  Asahi Glass Co., Ltd.                                541,947
                                                                2,000  Central Glass Co., Ltd.                               11,065
                                                               14,300  Daikin Industries Ltd.                               417,987
                                                               11,000  JS Group Corp.                                       219,944
                                                               24,000  Nippon Sheet Glass Co., Ltd.                         104,719
                                                               30,000  Sanwa Shutter Corp.                                  185,038
                                                                9,000  Toto Ltd.                                             76,023
                                                                                                                       ------------
                                                                                                                          1,556,723
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.8%                       93,000  Daiwa Securities Group, Inc.                       1,053,469
                                                                   54  E*Trade Securities Co., Ltd.                         416,792
                                                                1,100  Jafco Co., Ltd.                                       98,136
                                                               11,400  Matsui Securities Co., Ltd.                          158,111
                                                                7,000  Mitsubishi UFJ Securities Co.                         87,774
                                                               28,000  Nikko Cordial Corp.                                  443,142
                                                              100,800  Nomura Holdings, Inc.                              1,930,086
                                                                  200  Softbank Investments Corporation                     135,220
                                                                                                                       ------------
                                                                                                                          4,322,730
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 1.2%                             53,000  Asahi Kasei Corp.                                    358,333
                                                                3,000  Daicel Chemical Industries Ltd.                       21,554
                                                               30,000  Dainippon Ink and Chemicals, Inc.                    129,882
                                                                3,000  Denki Kagaku Kogyo Kabushiki Kaisha                   13,242
                                                                2,500  Hitachi Chemical Co., Ltd.                            66,085
                                                               63,000  Ishihara Sangyo Kaisha Ltd.                          112,090
                                                                4,000  JSR Corp.                                            105,058
                                                               13,000  Kaneka Corp.                                         156,952

Master International Index Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                               Shares
Country           Industry                                       Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                               25,000  Kuraray Co., Ltd.                               $    258,833
                                                               61,500  Mitsubishi Chemical Holdings Corp.                   387,143
                                                               18,000  Mitsubishi Gas Chemical Co., Inc.                    170,042
                                                               49,000  Mitsubishi Rayon Co., Ltd.                           323,816
                                                               13,000  Mitsui Chemicals, Inc.                                87,342
                                                               31,000  Nippon Kayaku Co., Ltd.                              264,484
                                                               12,000  Nissan Chemical Industries Ltd.                      170,601
                                                                7,910  Nitto Denko Corp.                                    615,885
                                                               21,600  Shin-Etsu Chemical Co., Ltd.                       1,147,437
                                                               18,000  Showa Denko KK                                        70,152
                                                               14,000  Sumitomo Bakelite Co., Ltd.                          115,530
                                                               54,000  Sumitomo Chemical Co., Ltd.                          370,584
                                                               52,000  Teijin Ltd.                                          329,984
                                                               54,000  Toray Industries, Inc.                               440,125
                                                               38,000  Tosoh Corp.                                          166,771
                                                               57,000  Ube Industries Ltd.                                  154,537
                                                                                                                       ------------
                                                                                                                          6,036,462
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 2.8%                      12,000  The 77 Bank Ltd.                                      91,095
                                                               31,000  The Bank of Fukuoka Ltd.                             265,009
                                                               41,000  The Bank of Yokohama Ltd.                            335,211
                                                               31,000  The Chiba Bank Ltd.                                  259,756
                                                               13,000  The Gunma Bank Ltd.                                   96,043
                                                               46,000  Hokuhoku Financial Group, Inc.                       214,742
                                                               23,000  The Joyo Bank Ltd.                                   136,796
                                                                  350  Mitsubishi Tokyo Financial Group, Inc.             4,744,556
                                                               23,000  Mitsui Trust Holdings, Inc.                          275,930
                                                                  453  Mizuho Financial Group, Inc.                       3,592,375
                                                               17,000  The Nishi-Nippon City Bank Ltd.                      101,398
                                                                  223  Resona Holdings, Inc. (a)                            897,441
                                                               69,000  Shinsei Bank Ltd.                                    398,695
                                                               26,000  The Shizuoka Bank Ltd.                               260,374
                                                                  219  Sumitomo Mitsui Financial Group, Inc.              2,319,326
                                                               48,000  The Sumitomo Trust & Banking Co., Ltd.               490,045
                                                                4,000  Suruga Bank Ltd.                                      50,394
                                                                                                                       ------------
                                                                                                                         14,529,186
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.3%        26,000  Dai Nippon Printing Co., Ltd.                        462,594
                                                                5,000  Kokuyo Co., Ltd.                                      74,049
                                                                  500  Meitec Corp.                                          16,182

Master International Index Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                               Shares
Country           Industry                                       Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                               12,000  Secom Co., Ltd.                                 $    627,298
                                                               15,000  Toppan Printing Co., Ltd.                            175,125
                                                                                                                       ------------
                                                                                                                          1,355,248
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.0%               8,000  Uniden Corp.                                         155,554
                  -----------------------------------------------------------------------------------------------------------------
                  Computers & Peripherals - 0.5%               97,000  Fujitsu Ltd.                                         737,999
                                                               13,000  Mitsumi Electric Company, Ltd.                       146,929
                                                              110,000  NEC Corp.                                            684,063
                                                                4,300  Seiko Epson Corp.                                    108,019
                                                              168,000  Toshiba Corp.                                      1,002,050
                                                                                                                       ------------
                                                                                                                          2,679,060
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.4%             9,457  COMSYS Holdings Corp.                                135,169
                                                               15,000  Chiyoda Corp.                                        344,404
                                                               16,000  JGC Corp.                                            304,329
                                                               46,000  Kajima Corp.                                         264,238
                                                                9,000  Kinden Corp.                                          81,208
                                                               41,000  Nishimatsu Construction Co., Ltd.                    168,127
                                                               25,000  Obayashi Corp.                                       184,063
                                                               15,000  Okumura Corp.                                         84,258
                                                               16,000  Shimizu Corp.                                        117,529
                                                               54,000  Taisei Corp.                                         244,768
                                                                3,000  Toda Corp.                                            16,470
                                                                                                                       ------------
                                                                                                                          1,944,563
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.1%                34,000  Sumitomo Osaka Cement Co., Ltd.                       99,093
                                                               47,000  Taiheiyo Cement Corp.                                190,740
                                                                                                                       ------------
                                                                                                                            289,833
                  -----------------------------------------------------------------------------------------------------------------
                  Consumer Finance - 0.5%                       3,100  Acom Co., Ltd.                                       199,085
                                                                  500  Aeon Credit Service Co., Ltd.                         47,276
                                                                2,750  Aiful Corp.                                          229,497
                                                                8,200  Credit Saison Co., Ltd.                              409,201
                                                                4,100  ORIX Corp.                                         1,043,845
                                                                3,550  Promise Co., Ltd.                                    236,105
                                                                5,620  Takefuji Corp.                                       381,396
                                                                                                                       ------------
                                                                                                                          2,546,405
                  -----------------------------------------------------------------------------------------------------------------
                  Containers & Packaging - 0.0%                 5,000  Toyo Seikan Kaisha Ltd.                               81,378
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Consumer Services - 0.0%          2,000  Benesse Corp.                                         69,982
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                   239  Nippon Telegraph & Telephone Corp.                 1,085,351
                  Services - 0.2%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.7%                    26,500  Chubu Electric Power Co., Inc.                       630,899
                                                                6,000  Hokkaido Electric Power Co., Inc.                    122,003
                                                               33,100  The Kansai Electric Power Co., Inc.                  710,908

Master International Index Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                               Shares
Country           Industry                                       Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                               16,400  Kyushu Electric Power Co., Inc.                 $    355,706
                                                               17,600  Tohoku Electric Power Co., Inc.                      357,875
                                                               57,300  The Tokyo Electric Power Co., Inc.                 1,390,871
                                                                                                                       ------------
                                                                                                                          3,568,262
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.3%                  21,000  Fujikura Ltd.                                        170,092
                                                               45,000  Furukawa Electric Co., Ltd.                          351,521
                                                               13,873  Matsushita Electric Works Ltd.                       129,527
                                                               68,000  Mitsubishi Electric Corp.                            481,064
                                                               29,000  Sumitomo Electric Industries Ltd.                    440,049
                                                                3,000  Ushio, Inc.                                           70,025
                                                                                                                       ------------
                                                                                                                          1,642,278
                  -----------------------------------------------------------------------------------------------------------------
                  Electronic Equipment &                       12,000  Alps Electric Co., Ltd.                              167,042
                  Instruments - 1.0%                           19,000  Anritsu Corp.                                        108,015
                                                               16,200  Citizen Watch Co., Ltd.                              134,508
                                                               15,000  Dainippon Screen Manufacturing Co., Ltd.             125,434
                                                                1,500  Hirose Electric Co., Ltd.                            199,907
                                                              129,000  Hitachi Ltd.                                         868,889
                                                               16,800  Hoya Corp.                                           603,508
                                                                4,600  Ibiden Co., Ltd.                                     246,310
                                                                1,000  Keyence Corp.                                        284,250
                                                                8,900  Kyocera Corp.                                        648,479
                                                                1,200  Mabuchi Motor Co., Ltd.                               66,593
                                                                8,400  Murata Manufacturing Co., Ltd.                       538,033
                                                                3,800  Nidec Corp.                                          322,918
                                                                6,000  Nippon Electric Glass Co.                            130,899
                                                               33,000  Oki Electric Industry Co., Ltd.                      120,503
                                                               10,000  Omron Corp.                                          230,450
                                                                7,600  TDK Corp.                                            523,494
                                                                3,000  Yokogawa Electric Corp.                               51,089
                                                                                                                       ------------
                                                                                                                          5,370,321
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.6%              32,000  Aeon Co., Ltd.                                       813,353
                                                                3,900  FamilyMart Co., Ltd.                                 131,839
                                                                2,400  Lawson, Inc.                                          98,822
                                                                3,200  Matsumotokiyoshi Co., Ltd.                           101,127
                                                               40,600  Seven & I Holdings Co. Ltd.                        1,737,101
                                                                4,000  UNY Co., Ltd.                                         63,069
                                                                                                                       ------------
                                                                                                                          2,945,311
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.2%                         32,000  Ajinomoto Co., Inc.                                  327,239
                                                                4,700  Ariake Japan Co., Ltd.                               115,678

Master International Index Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                               Shares
Country           Industry                                       Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                3,000  Kikkoman Corp.                                  $     29,103
                                                               40,000  Nichirei Corp.                                       166,737
                                                                2,000  Nippon Meat Packers, Inc.                             20,978
                                                               12,000  Nisshin Seifun Group, Inc.                           126,680
                                                                5,300  Nissin Food Products Co., Ltd.                       153,122
                                                                3,000  Yakult Honsha Co., Ltd.                               62,272
                                                                7,000  Yamazaki Baking Co., Ltd.                             56,935
                                                                                                                       ------------
                                                                                                                          1,058,744
                  -----------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.2%                         86,000  Osaka Gas Co., Ltd.                                  296,552
                                                              159,000  Tokyo Gas Co., Ltd.                                  705,888
                                                                                                                       ------------
                                                                                                                          1,002,440
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.1%       6,000  Olympus Corp.                                        157,587
                                                                5,600  Terumo Corp.                                         165,585
                                                                                                                       ------------
                                                                                                                            323,172
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers & Services - 0.0%         200  Nichii Gakkan Co.                                      5,083
                                                                1,000  Suzuken Co., Ltd.                                     31,941
                                                                                                                       ------------
                                                                                                                             37,024
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.0%          1,900  Oriental Land Co., Ltd.                              103,508
                                                                2,000  Skylark Co., Ltd.                                     31,856
                                                                                                                       ------------
                                                                                                                            135,364
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 1.2%                     2,000  Casio Computer Co., Ltd.                              33,449
                                                                2,000  Daito Trust Construction Co., Ltd.                   103,363
                                                               13,000  Daiwa House Industry Co., Ltd.                       203,101
                                                                1,000  Makita Corp.                                          24,570
                                                               97,000  Matsushita Electric Industrial Co., Ltd.           1,869,652
                                                               11,800  Pioneer Corp.                                        163,558
                                                              171,000  Sanyo Electric Co., Ltd.                             463,611
                                                               20,000  Sekisui Chemical Co., Ltd.                           135,220
                                                               24,000  Sekisui House Ltd.                                   301,754
                                                               54,000  Sharp Corp.                                          820,774
                                                               49,200  Sony Corp.                                         2,009,184
                                                                                                                       ------------
                                                                                                                          6,128,236
                  -----------------------------------------------------------------------------------------------------------------
                  Household Products - 0.2%                    28,000  Kao Corp.                                            749,640
                                                                2,400  Uni-Charm Corp.                                      107,769
                                                                                                                       ------------
                                                                                                                            857,409
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.2%                            3,100  CSK Holdings Corp.                                   154,698
                                                                  400  Itochu Techno-Science Corp.                           19,148
                                                                   47  NET One Systems Co., Ltd.                            113,488
                                                                   57  NTT Data Corp.                                       283,479

Master International Index Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                               Shares
Country           Industry                                       Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                1,500  Nomura Research Institute Ltd.                  $    183,640
                                                                  100  Obic Co., Ltd.                                        22,011
                                                                  400  TIS, Inc.                                             12,336
                                                                                                                       ------------
                                                                                                                            788,800
                  -----------------------------------------------------------------------------------------------------------------
                  Independent Power Producers & Energy          7,800  Electric Power Development Co.                       267,644
                  Traders - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.6%                                 74  Millea Holdings, Inc.                              1,272,727
                                                               70,000  Mitsui Sumitomo Insurance Co., Ltd.                  855,799
                                                               34,000  Sompo Japan Insurance, Inc.                          459,459
                                                                9,250  T&D Holdings, Inc.                                   612,853
                                                                                                                       ------------
                                                                                                                          3,200,838
                  -----------------------------------------------------------------------------------------------------------------
                  Internet & Catalog Retail - 0.0%                130  Rakuten, Inc. (a)                                    125,561
                  -----------------------------------------------------------------------------------------------------------------
                  Internet Software & Services - 0.4%             201  eAccess Ltd.                                         142,197
                                                               36,000  Softbank Corp.                                     1,518,936
                                                                  248  Yahoo! Japan Corp.                                   376,108
                                                                                                                       ------------
                                                                                                                          2,037,241
                  -----------------------------------------------------------------------------------------------------------------
                  Leisure Equipment & Products - 0.3%          28,600  Fuji Photo Film Co., Ltd.                            945,014
                                                               12,100  Namco Bandai Holdings, Inc.                          176,738
                                                                6,000  Nikon Corp.                                           94,603
                                                                1,400  Sankyo Co., Ltd. (Gunma)                              81,013
                                                                5,432  Sega Sammy Holdings, Inc.                            181,788
                                                                3,500  Shimano, Inc.                                         91,926
                                                                6,600  Yamaha Corp.                                         109,655
                                                                                                                       ------------
                                                                                                                          1,680,737
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 1.0%                             20,000  Amada Co., Ltd.                                      176,226
                                                               15,000  Amano Corp.                                          285,944
                                                               22,000  Ebara Corp.                                          118,733
                                                                8,200  Fanuc Ltd.                                           695,433
                                                                5,000  Hino Motors Ltd.                                      31,645
                                                               92,000  Ishikawajima-Harima Heavy Industries Co., Ltd.       290,740
                                                                8,000  JTEKT Corp. (e)                                      148,776
                                                               26,000  Kawasaki Heavy Industries Ltd.                        94,722
                                                               54,000  Komatsu Ltd.                                         892,604
                                                               47,000  Kubota Corp.                                         394,620
                                                                3,000  Kurita Water Industries Ltd.                          57,062
                                                               25,000  Minebea Co., Ltd.                                    133,229
                                                              157,000  Mitsubishi Heavy Industries Ltd.                     691,689
                                                               50,000  Mitsui Engineering & Shipbuilding Co., Ltd.          162,671
                                                                3,000  NGK Insulators Ltd.                                   44,582
                                                               14,000  NSK Ltd.                                              95,603

Master International Index Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                               Shares
Country           Industry                                       Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                               15,000  NTN Corp.                                       $    118,444
                                                                1,400  SMC Corp.                                            199,864
                                                               32,000  Sumitomo Heavy Industries Ltd.                       268,406
                                                                3,700  THK Co., Ltd.                                         96,552
                                                                9,000  Takuma Co., Ltd.                                      60,086
                                                                                                                       ------------
                                                                                                                          5,057,631
                  -----------------------------------------------------------------------------------------------------------------
                  Marine - 0.2%                                42,000  Kawasaki Kisen Kaisha Ltd.                           263,323
                                                               75,000  Mitsui OSK Lines Ltd.                                653,859
                                                               49,000  Nippon Yusen Kabushiki Kaisha                        335,440
                                                                                                                       ------------
                                                                                                                          1,252,622
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.1%                                    600  Asatsu-DK, Inc.                                       19,063
                                                                   33  Dentsu, Inc.                                         107,363
                                                                   64  Fuji Television Network, Inc.                        161,044
                                                                5,000  Toho Co., Ltd.                                       111,836
                                                                4,000  Tokyo Broadcasting System, Inc.                      108,447
                                                                                                                       ------------
                                                                                                                            507,753
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.9%                       40,000  DAIDO STEEL CO., LTD.                                381,937
                                                                7,000  Dowa Mining Co., Ltd.                                 75,794
                                                               27,600  JFE Holdings, Inc.                                   926,002
                                                               98,000  Kobe Steel Ltd.                                      317,174
                                                               86,000  Mitsubishi Materials Corp.                           439,363
                                                               22,000  Mitsui Mining & Smelting Co., Ltd.                   138,117
                                                              337,000  Nippon Steel Corp.                                 1,199,187
                                                               40,000  Nisshin Steel Co., Ltd.                              129,120
                                                              218,000  Sumitomo Metal Industries Ltd.                       838,533
                                                               32,000  Sumitomo Metal Mining Co., Ltd.                      395,560
                                                                                                                       ------------
                                                                                                                          4,840,787
                  -----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.1%                       9,000  Daimaru, Inc.                                        129,781
                                                                6,000  Hankyu Department Stores                              52,360
                                                                1,000  Isetan Co., Ltd.                                      21,308
                                                                7,000  Marui Co., Ltd.                                      137,296
                                                               16,000  Mitsukoshi Ltd.                                      104,380
                                                                1,800  Ryohin Keikaku Co., Ltd.                             156,926
                                                                4,000  Takashimaya Co., Ltd.                                 63,848
                                                                                                                       ------------
                                                                                                                            665,899
                  -----------------------------------------------------------------------------------------------------------------
                  Office Electronics - 0.6%                    34,800  Canon, Inc.                                        2,034,398
                                                               26,000  Konica Minolta Holdings, Inc.                        264,560
                                                               37,000  Ricoh Co., Ltd.                                      647,335
                                                                                                                       ------------
                                                                                                                          2,946,293
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                               Shares
Country           Industry                                       Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.2%           21,000  Nippon Mining Holdings, Inc.                    $    149,276
                                                               66,000  Nippon Oil Corp.                                     511,650
                                                                6,000  Showa Shell Sekiyu KK                                 71,575
                                                               17,000  Teikoku Oil Co., Ltd.                                222,384
                                                               10,000  TonenGeneral Sekiyu KK                               107,430
                                                                                                                       ------------
                                                                                                                          1,062,315
                  -----------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.1%                   39  Nippon Paper Group, Inc.                             155,960
                                                               31,000  OJI Paper Co., Ltd.                                  183,064
                                                                                                                       ------------
                                                                                                                            339,024
                  -----------------------------------------------------------------------------------------------------------------
                  Personal Products - 0.1%                      6,100  Aderans Co., Ltd.                                    182,953
                                                               10,000  Shiseido Co., Ltd.                                   186,393
                                                                                                                       ------------
                                                                                                                            369,346
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 1.1%                       27,600  Astellas Pharma Inc.                               1,075,659
                                                               17,300  Chugai Pharmaceutical Co., Ltd.                      370,829
                                                               35,500  Daiichi Sankyo Co. Ltd.                              684,254
                                                               10,000  Eisai Co., Ltd.                                      419,385
                                                               11,000  Kaken Pharmaceutical Co., Ltd.                        85,648
                                                               11,000  Kyowa Hakko Kogyo Co., Ltd.                           76,701
                                                                5,500  Santen Pharmaceutical Co., Ltd.                      148,649
                                                               18,000  Shionogi & Co., Ltd.                                 253,308
                                                                7,000  Taisho Pharmaceutical Co., Ltd.                      131,068
                                                               45,300  Takeda Pharmaceutical Co., Ltd.                    2,448,649
                                                                                                                       ------------
                                                                                                                          5,694,150
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate - 0.7%                               27  Japan Prime Realty Investment Corp.                   75,718
                                                                   14  Japan Real Estate Investment Corp.                   115,293
                                                                   13  Japan Retail Fund Investment Corp.                   100,890
                                                                2,300  Leopalace21 Corp.                                     83,403
                                                               61,000  Mitsubishi Estate Co., Ltd.                        1,266,204
                                                               46,000  Mitsui Fudosan Co., Ltd.                             933,407
                                                                   16  Nippon Building Fund, Inc.                           134,881
                                                                   24  Nomura Real Estate Office Fund, Inc.                 170,804
                                                               24,000  Sumitomo Realty & Development Co., Ltd.              521,562
                                                               24,000  Tokyo Tatemono Co., Ltd.                             238,922
                                                               26,000  Tokyu Land Corp.                                     259,714
                                                                                                                       ------------
                                                                                                                          3,900,798
                  -----------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.8%                               95  Central Japan Railway Co.                            909,515
                                                                  175  East Japan Railway Co.                             1,202,448
                                                               15,000  Keihin Electric Express Railway Co., Ltd.            118,190
                                                               19,000  Keio Electric Railway Co., Ltd.                      113,488

Master International Index Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                               Shares
Country           Industry                                       Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                               38,000  Keisei Electric Railway Co., Ltd.               $    259,171
                                                               72,000  Kintetsu Corp.                                       287,927
                                                               37,000  Nippon Express Co., Ltd.                             225,392
                                                               25,000  Odakyu Electric Railway Co., Ltd.                    148,691
                                                               42,000  Tobu Railway Co., Ltd.                               219,910
                                                               41,000  Tokyu Corp.                                          289,706
                                                                   98  West Japan Railway Co.                               408,506
                                                                                                                       ------------
                                                                                                                          4,182,944
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                4,700  Advantest Corp.                                      473,464
                  Equipment - 0.3%                              4,500  Elpida Memory, Inc. (a)                              134,203
                                                                1,200  NEC Electronics Corp.                                 39,346
                                                                4,000  Rohm Co., Ltd.                                       434,805
                                                                8,000  Sanken Electric Co., Ltd.                            128,984
                                                                9,200  Tokyo Electron Ltd.                                  577,582
                                                                                                                       ------------
                                                                                                                          1,788,384
                  -----------------------------------------------------------------------------------------------------------------
                  Software - 0.2%                               4,400  Fuji Soft ABC, Inc.                                  147,251
                                                                7,300  Hitachi Software Engineering Co., Ltd.               152,766
                                                                3,600  Konami Corp.                                          79,149
                                                                5,400  Nintendo Co., Ltd.                                   651,953
                                                                  900  Oracle Corp. Japan                                    44,684
                                                                5,500  Trend Micro, Inc. (a)                                207,828
                                                                                                                       ------------
                                                                                                                          1,283,631
                  -----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.2%                       2,800  Aoyama Trading Co., Ltd.                              94,654
                                                                4,500  Autobacs Seven Co., Ltd.                             235,999
                                                                3,500  Fast Retailing Co., Ltd.                             341,905
                                                                  600  Shimachu Co., Ltd.                                    18,199
                                                                  600  Shimamura Co., Ltd.                                   82,962
                                                                  700  USS Co., Ltd.                                         44,599
                                                                4,200  Yamada Denki Co., Ltd.                               525,222
                                                                                                                       ------------
                                                                                                                          1,343,540
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.1%      36,000  Gunze Ltd.                                           239,126
                                                                1,000  Nisshinbo Industries, Inc.                            10,921
                                                                8,000  Onward Kashiyama Co., Ltd.                           157,248
                                                                2,000  Toyobo Co., Ltd.                                       6,693
                                                                5,000  Wacoal  Holdings Corp.                                67,695
                                                                                                                       ------------
                                                                                                                            481,683
                  -----------------------------------------------------------------------------------------------------------------
                  Tobacco - 0.1%                                   49  Japan Tobacco, Inc.                                  714,056
                  -----------------------------------------------------------------------------------------------------------------
                  Trading Companies & Distributors - 0.7%      53,000  Itochu Corp.                                         441,854
                                                               80,000  Marubeni Corp.                                       429,043

Master International Index Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                               Shares
Country           Industry                                       Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                               58,000  Mitsubishi Corp.                                $  1,282,555
                                                               60,000  Mitsui & Co., Ltd.                                   770,143
                                                               23,100  Sojitz Corp. (a)                                     136,999
                                                               38,000  Sumitomo Corp.                                       490,977
                                                                4,000  Toyota Tsusho Corporation                             90,824
                                                                                                                       ------------
                                                                                                                          3,642,395
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.0%          2,000  Kamigumi Co., Ltd.                                    17,741
                                                                8,000  Mitsubishi Logistics Corp.                           134,610
                                                                                                                       ------------
                                                                                                                            152,351
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication                      115  KDDI Corp.                                           662,543
                  Services - 0.3%                                 685  NTT DoCoMo, Inc.                                   1,044,650
                                                                                                                       ------------
                                                                                                                          1,707,193
                  -----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Japan                     123,560,782
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands -     Air Freight & Logistics - 0.1%               21,474  TNT NV                                               668,704
3.1%              -----------------------------------------------------------------------------------------------------------------
                  Beverages - 0.1%                             11,714  Heineken NV                                          370,026
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.2%                             11,211  Akzo Nobel NV                                        517,718
                                                               10,240  DSM NV                                               416,712
                                                                                                                       ------------
                                                                                                                            934,430
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.4%                      82,104  ABN AMRO Holding NV                                2,139,325
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.0%         1,086  Randstad Holdings NV                                  47,000
                                                                7,896  Vedior NV                                            116,608
                                                                                                                       ------------
                                                                                                                            163,608
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.6%         6,281  Euronext NV                                          325,986
                                                               85,166  ING Groep NV CVA                                   2,943,410
                                                                                                                       ------------
                                                                                                                          3,269,396
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication               105,076  Royal KPN NV                                       1,049,793
                  Services - 0.2%
                  -----------------------------------------------------------------------------------------------------------------
                  Energy Equipment & Services - 0.0%              228  IHC Caland NV                                         18,355
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.1%              85,361  Koninklijke Ahold NV (a)                             637,353
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.4%                          6,433  Royal Numico NV (a)                                  265,430
                                                               27,472  Unilever NV                                        1,874,608
                                                                                                                       ------------
                                                                                                                          2,140,038
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.4%                    61,680  Koninklijke Philips Electronics NV                 1,909,811
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.0%                            3,377  Getronics NV                                          45,251
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.2%                             60,535  Aegon NV                                             981,807
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.2%                                 39,460  Reed Elsevier NV                                     549,232
                                                               13,508  VNU NV                                               446,294
                                                                8,647  Wolters Kluwer NV                                    174,209
                                                                                                                       ------------
                                                                                                                          1,169,735
                  -----------------------------------------------------------------------------------------------------------------
                  Office Electronics - 0.0%                       194  OCE NV                                                 2,789
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                               Shares
Country           Industry                                       Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Real Estate - 0.1%                            1,655  Corio NV                                        $     89,604
                                                                1,648  Rodamco Europe NV                                    136,656
                                                                  332  Wereldhave NV                                         31,192
                                                                                                                       ------------
                                                                                                                            257,452
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor               28,130  ASML Holding NV (a)                                  560,755
                  Equipment - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Trading Companies & Distributors - 0.0%      56,138  Hagemeyer NV (a)                                     181,436
                  -----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the Netherlands            16,500,064
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand -     Commercial Services & Supplies - 0.0%        23,708  Waste Management NZ Ltd.                              98,977
0.2%              -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.0%                20,926  Fletcher Building Ltd.                               107,600
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                68,034  Telecom Corp. of New Zealand Ltd.                    278,471
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.0%                    22,289  Contact Energy Ltd.                                  100,643
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.1%      45,575  Fisher & Paykel Healthcare Corp.                     117,948
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.0%                    30,232  Fisher & Paykel Appliances Holdings Ltd.              71,446
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.0%                              9,996  Tower Ltd. (a)                                        14,160
                  -----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.0%                      16,257  Warehouse Group Ltd.                                  39,305
                  -----------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.0%                    1  Tenon Ltd.                                                 2
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.0%         64,800  Auckland International Airport Ltd.                   87,381
                  -----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in New Zealand                   915,933
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 0.7%     Airlines - 0.0%                               2,392  SAS AB (a)                                            30,733
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.0%                              8,336  Yara International ASA                               120,954
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.1%                      19,915  DNB NOR ASA                                          211,760
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.0%        25,729  Tomra Systems ASA                                    183,528
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.0%               9,463  Tandberg ASA                                          57,718
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                15,995  Telenor ASA                                          156,495
                  Services - 0.1%                               8,900  Telenor ASA (b)                                      261,660
                                                                                                                       ------------
                                                                                                                            418,155
                  -----------------------------------------------------------------------------------------------------------------
                  Energy Equipment & Services - 0.0%            3,691  Smedvig ASA Class A                                  107,384
                                                                7,800  Stolt Offshore SA (a)                                 90,426
                                                                                                                       ------------
                                                                                                                            197,810
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.1%                          8,570  Orkla ASA                                            353,748
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.0%                              8,611  Storebrand ASA                                        74,076
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                  3,568  Schibsted ASA                                        105,914
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.4%            3,444  Frontline Ltd.                                       131,224
                                                                7,859  Norsk Hydro ASA                                      804,325
                                                               37,653  Statoil ASA                                          861,911
                                                                                                                       ------------
                                                                                                                          1,797,460
                  -----------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.0%                3,089  Norske Skogindustrier ASA                             48,927
                  -----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Norway                      3,600,783
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                               Shares
Country           Industry                                       Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.2%   Commercial Banks - 0.1%                      25,668  Banco BPI SA                                    $    116,868
                                                               88,715  Banco Comercial Portugues SA Registered Shares       243,820
                                                                6,793  Banco Espirito Santo SA Registered Shares            108,973
                                                                                                                       ------------
                                                                                                                            469,661
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.0%                15,305  Cimpor Cimentos de Portugal SA                        83,947
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                31,051  Portugal Telecom SGPS SA Registered Shares           313,154
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.0%                    57,220  Energias de Portugal SA                              175,484
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.0%               4,098  Jeronimo Martins                                      61,389
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.0%              38,364  Sonae SGPS SA                                         53,398
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                  4,230  PT Multimedia Servicos de Telecomunicacoes e
                                                                       Multimedia SGPS SA                                    48,149
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.0%          7,477  Brisa-Auto Estradas de Portugal SA Private
                                                                       Shares                                                63,148
                  -----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Portugal                    1,268,330
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.8%  Aerospace & Defense - 0.0%                   56,213  Singapore Technologies Engineering Ltd.               96,686
                  -----------------------------------------------------------------------------------------------------------------
                  Air Freight & Logistics - 0.0%              138,954  Singapore Post Ltd.                                   96,101
                  -----------------------------------------------------------------------------------------------------------------
                  Airlines - 0.0%                              17,582  Singapore Airlines Ltd.                              131,114
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.3%                      58,109  DBS Group Holdings Ltd.                              576,617
                                                               87,834  Oversea-Chinese Banking Corp.                        353,914
                                                               64,572  United Overseas Bank Ltd.                            566,966
                                                                                                                       ------------
                                                                                                                          1,497,497
                  -----------------------------------------------------------------------------------------------------------------
                  Computers & Peripherals - 0.0%                5,907  Creative Technology Ltd.                              48,313
                  -----------------------------------------------------------------------------------------------------------------
                  Distributors - 0.0%                           3,331  Jardine Cycle & Carriage Ltd.                         22,236
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.0%        82,000  Singapore Exchange Ltd.                              143,012
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication               266,803  Singapore Telecommunications Ltd.                    417,181
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electronic Equipment & Instruments - 0.0%     5,000  Venture Corp. Ltd.                                    41,496
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers & Services - 0.0%      83,000  Parkway Holdings Ltd.                                105,322
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.1%         29,535  City Developments Ltd.                               154,531
                                                                2,631  Overseas Union Enterprise Ltd.                        17,247
                                                                                                                       ------------
                                                                                                                            171,778
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.1%               3,836  Fraser and Neave Ltd.                                 42,679
                                                                1,766  Haw Par Corp. Ltd.                                     5,470
                                                               41,914  Keppel Corp. Ltd.                                    277,276
                                                               22,704  SembCorp Industries Ltd.                              37,412
                                                                                                                       ------------
                                                                                                                            362,837
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.0%                            107,427  SembCorp Marine Ltd.                                 178,313
                  -----------------------------------------------------------------------------------------------------------------
                  Marine - 0.0%                                50,501  Cosco Corp. Singapore Ltd.                            65,601
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.1%                                 87,116  Singapore Press Holdings Ltd.                        225,282
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate - 0.1%                          126,833  CapitaLand Ltd.                                      262,392
                                                                2,398  MCL Land Ltd.                                          2,481

Master International Index Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                               Shares
Country           Industry                                       Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                6,457  United Overseas Land Ltd.                       $      9,747
                                                                                                                       ------------
                                                                                                                            274,620
                  -----------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.0%                          104,816  ComfortDelgro Corp. Ltd.                             100,857
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor               89,002  Chartered Semiconductor Manufacturing Ltd. (a)        69,583
                  Equipment - 0.0%                              1,120  Chartered Semiconductor Manufacturing
                                                                       Ltd. (a)(b)                                            8,546
                                                                                                                       ------------
                                                                                                                             78,129
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.0%         36,085  SembCorp Logistics Ltd.                               36,892
                  -----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Singapore                   4,093,267
-----------------------------------------------------------------------------------------------------------------------------------
South             Beverages - 0.1%                             35,782  SABMiller Plc                                        651,755
Africa - 0.1%     -----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in South Africa                  651,755
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 3.5%      Airlines - 0.0%                              31,929  Iberia Lineas Aereas de Espana                        86,246
                  -----------------------------------------------------------------------------------------------------------------
                  Biotechnology - 0.0%                         15,416  Zeltia SA                                            106,922
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 1.4%                     160,382  Banco Bilbao Vizcaya Argentaria SA                 2,852,816
                                                               48,525  Banco Popular Espanol SA                             589,549
                                                              275,554  Banco Santander Central Hispano SA                 3,624,085
                                                                                                                       ------------
                                                                                                                          7,066,450
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.2%            17,092  ACS Actividades de Construccion y Servicios, SA      548,578
                                                                  446  Acciona SA                                            49,688
                                                                2,428  Fomento de Construcciones y Contratas SA             137,183
                                                                3,360  Grupo Ferrovial SA                                   231,853
                                                                5,086  Sacyr Vallehermoso SA                                123,583
                                                                                                                       ------------
                                                                                                                          1,090,885
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication               212,112  Telefonica SA                                      3,180,004
                  Services - 0.6%                               1,124  Telefonica SA (b)                                     50,602
                                                                                                                       ------------
                                                                                                                          3,230,606
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.5%                    47,745  Endesa SA                                          1,251,379
                                                               35,281  Iberdrola SA                                         960,908
                                                                8,894  Union Fenosa SA                                      329,730
                                                                                                                       ------------
                                                                                                                          2,542,017
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.0%                  12,694  Gamesa Corp. Tecnologica SA                          185,069
                  -----------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.0%                          7,543  Gas Natural SDG SA                                   210,511
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.0%          7,812  NH Hoteles SA                                        122,094
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.1%                           11,782  Indra Sistemas SA                                    229,447
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.0%                              8,309  Corporacion Mapfre SA                                136,722
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.1%                                  6,752  Antena 3 de Television SA                            160,402
                                                                  664  Sogecable SA (a)                                      26,520
                                                               10,902  Telefonica Publicidad e Informacion, SA               92,202
                                                                                                                       ------------
                                                                                                                            279,124
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.0%                       10,980  Acerinox SA                                          159,174
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                               Shares
Country           Industry                                       Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.3%           48,466  Repsol YPF SA                                   $  1,410,338
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate - 0.0%                            1,852  Metrovacesa SA                                       112,066
                  -----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.1%                       7,341  Inditex SA                                           238,558
                  -----------------------------------------------------------------------------------------------------------------
                  Tobacco - 0.1%                               15,199  Altadis SA                                           687,001
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.1%          6,724  Abertis Infraestructuras SA                          168,620
                                                                6,800  Cintra Concesiones de Infraestructuras de
                                                                       Transporte SA                                         78,365
                                                                                                                       ------------
                                                                                                                            246,985
                  -----------------------------------------------------------------------------------------------------------------
                  Water Utilities - 0.0%                        3,530  Sociedad General de Aguas de Barcelona SA
                                                                       Class A                                               74,949
                  -----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Spain                      18,215,164
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.2%     Airlines - 0.0%                               1,680  SAS AB (a)                                            22,184
                  -----------------------------------------------------------------------------------------------------------------
                  Building Products - 0.1%                     18,498  Assa Abloy AB B                                      290,535
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.5%                     121,451  Nordea Bank AB                                     1,258,979
                                                               31,353  Skandinaviska Enskilda Banken AB Class A             644,110
                                                               28,812  Svenska Handelsbanken Class A                        713,186
                                                                                                                       ------------
                                                                                                                          2,616,275
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.1%        18,496  Securitas AB                                         306,772
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.5%             709,013  Telefonaktiebolaget LM Ericsson                    2,432,093
                                                                1,407  Telefonaktiebolaget LM Ericsson (b)                   48,401
                                                                                                                       ------------
                                                                                                                          2,480,494
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%            17,922  Skanska AB Class B                                   272,480
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.0%         1,010  OMX AB                                                14,023
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                18,966  Tele2 AB                                             203,158
                  Services - 0.1%                              53,260  TeliaSonera AB                                       285,754
                                                                                                                       ------------
                                                                                                                            488,912
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.0%       2,151  Getinge AB Class B                                    29,595
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers & Services - 0.0%       4,167  Gambro AB Class A                                     45,421
                                                                3,981  Gambro AB Class B                                     43,268
                                                                                                                       ------------
                                                                                                                             88,689
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.1%                    15,168  Electrolux AB Series B                               393,561
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.0%                            4,275  WM-data AB Class B                                    13,644
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.1%                             55,968  Skandia Forsakrings AB                               334,742
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.5%                              5,967  Alfa Laval AB                                        128,958
                                                               13,962  Atlas Copco AB Class A                               310,516
                                                                8,016  Atlas Copco AB Class B                               159,643
                                                               26,500  SKF AB Class B                                       371,265
                                                               11,547  Sandvik AB                                           536,827
                                                                3,295  Scania AB Class B                                    119,030
                                                                6,944  Trelleborg AB Class B                                138,294
                                                                3,880  Volvo AB Class A                                     177,702

Master International Index Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                               Shares
Country           Industry                                       Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                               12,629  Volvo AB Class B                                $    594,270
                                                                                                                       ------------
                                                                                                                          2,536,505
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                  5,496  Eniro AB                                              69,057
                                                                2,810  Modern Times Group AB Class B (a)                    117,045
                                                                                                                       ------------
                                                                                                                            186,102
                  -----------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.1%                  277  Billerud AB                                            3,620
                                                                  945  Holmen AB Class B                                     31,169
                                                               10,718  Svenska Cellulosa AB Class B                         399,976
                                                                                                                       ------------
                                                                                                                            434,765
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate - 0.0%                            1,700  Kungsleden AB                                         49,129
                  -----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.1%                      22,682  Hennes & Mauritz AB B Shares                         769,500
                  -----------------------------------------------------------------------------------------------------------------
                  Tobacco - 0.0%                               20,550  Swedish Match AB                                     241,428
                  -----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Sweden                     11,569,335
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland -     Biotechnology - 0.0%                            317  Serono SA                                            251,830
6.7%              -----------------------------------------------------------------------------------------------------------------
                  Building Products - 0.0%                         52  Geberit AG Registered Shares                          41,033
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 1.6%                       61,454  Credit Suisse Group                                3,124,108
                                                               52,538  UBS AG Registered Shares                           4,986,914
                                                                                                                       ------------
                                                                                                                          8,111,022
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.3%                              3,021  Ciba Specialty Chemicals AG Registered Shares        194,837
                                                                8,553  Clariant AG                                          125,574
                                                                  156  Givaudan                                             105,405
                                                                2,022  Lonza Group AG Registered Shares                     123,350
                                                                6,337  Syngenta AG                                          786,145
                                                                                                                       ------------
                                                                                                                          1,335,311
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.1%         4,254  Adecco SA Registered Shares                          195,601
                                                                  184  SGS SA                                               154,689
                                                                                                                       ------------
                                                                                                                            350,290
                  -----------------------------------------------------------------------------------------------------------------
                  Computers & Peripherals - 0.0%                3,811  Logitech International SA (a)                        178,557
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.1%                10,848  Holcim Ltd.                                          736,671
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                 1,287  Swisscom AG                                          405,010
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.2%                  84,393  ABB Ltd. (a)                                         816,428
                  -----------------------------------------------------------------------------------------------------------------
                  Electronic Equipment &                        2,023  Kudelski SA                                           59,940
                  Instruments - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 1.2%                         20,490  Nestle SA Registered Shares                        6,109,921
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.1%         732  Nobel Biocare Holding AG                             160,513
                                                                2,246  Phonak Holding AG Registered Shares                   96,456
                                                                   88  Straumann Holding AG Registered Shares                20,332
                                                                1,894  Synthes, Inc.                                        212,113
                                                                                                                       ------------
                                                                                                                            489,414
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                               Shares
Country           Industry                                       Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Insurance - 0.6%                             17,809  Swiss Reinsurance Registered Shares             $  1,299,917
                                                                7,587  Zurich Financial Services AG                       1,611,867
                                                                                                                       ------------
                                                                                                                          2,911,784
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.0%                                229  Sulzer AG                                            120,933
                  -----------------------------------------------------------------------------------------------------------------
                  Marine - 0.0%                                   500  Kuehne & Nagel International AG                      140,559
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 2.2%                      117,458  Novartis AG Registered Shares                      6,153,856
                                                               36,591  Roche Holding AG                                   5,477,753
                                                                                                                       ------------
                                                                                                                         11,631,609
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate - 0.0%                            1,898  PSP Swiss Property AG                                 82,087
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                1,083  Micronas Semiconductor Holding AG Registered
                  Equipment - 0.0%                                     Shares (a)                                            35,745
                                                                  703  Unaxis Holding AG (a)                                105,561
                                                                                                                       ------------
                                                                                                                            141,306
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.2%      22,558  Compagnie Financiere Richemont AG                    979,034
                                                                1,398  The Swatch Group Ltd. B Shares                       206,844
                                                                1,415  The Swatch Group Ltd. Registered Shares               42,677
                                                                                                                       ------------
                                                                                                                          1,228,555
                  -----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Switzerland                35,142,260
-----------------------------------------------------------------------------------------------------------------------------------
United            Aerospace & Defense - 0.3%                  157,764  BAE Systems Plc                                    1,033,930
Kingdom - 22.8%                                                35,280  Cobham Plc                                           102,660
                                                                5,374  Meggitt Plc                                           33,397
                                                               85,217  Rolls-Royce Group Plc                                625,412
                                                                                                                       ------------
                                                                                                                          1,795,399
                  -----------------------------------------------------------------------------------------------------------------
                  Airlines - 0.0%                              29,636  British Airways Plc (a)                              169,930
                  -----------------------------------------------------------------------------------------------------------------
                  Auto Components - 0.0%                       26,018  GKN Plc                                              128,638
                  -----------------------------------------------------------------------------------------------------------------
                  Automobiles - 0.0%                            1,025  TI Automotive Ltd. A (a)                                   0
                  -----------------------------------------------------------------------------------------------------------------
                  Beverages - 0.5%                            151,553  Diageo Plc                                         2,191,990
                                                               29,507  Scottish & Newcastle Plc                             246,440
                                                                                                                       ------------
                                                                                                                          2,438,430
                  -----------------------------------------------------------------------------------------------------------------
                  Building Products - 0.0%                     53,235  Pilkington Plc                                       136,172
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.3%                       26,336  3i Group Plc                                         383,172
                                                               42,114  Amvescap Plc                                         319,560
                                                                2,797  Close Brothers Group Plc                              43,576
                                                               12,596  ICAP Plc                                              87,577
                                                               16,296  Man Group Plc                                        534,341
                                                                4,105  Schroders Plc                                         66,948
                                                                                                                       ------------
                                                                                                                          1,435,174
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.2%                             29,337  BOC Group Plc                                        603,360
                                                               55,975  Imperial Chemical Industries Plc                     319,033

Master International Index Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                               Shares
Country           Industry                                       Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                8,117  Johnson Matthey Plc                             $    196,759
                                                                                                                       ------------
                                                                                                                          1,119,152
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 4.3%                     329,477  Barclays Plc                                       3,455,973
                                                              185,053  HBOS Plc                                           3,154,637
                                                              539,814  HSBC Holdings Plc                                  8,646,291
                                                              274,279  Lloyds TSB Group Plc                               2,300,177
                                                                2,530  Lloyds TSB Group Plc (b)                              85,514
                                                              154,077  Royal Bank of Scotland Group Plc                   4,642,148
                                                                                                                       ------------
                                                                                                                         22,284,740
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.2%        44,302  Brambles Industries Plc                              317,149
                                                               24,611  Capita Group Plc                                     176,080
                                                               26,991  Group 4 Securicor Plc                                 74,602
                                                               64,193  Hays Plc                                             138,304
                                                                1,493  Intertek Group Plc                                    17,865
                                                              127,293  Rentokil Initial Plc                                 357,295
                                                                2,405  Serco Group Plc                                       12,975
                                                                                                                       ------------
                                                                                                                          1,094,270
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.0%              24,239  Marconi Corp. Plc (a)                                160,934
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%            12,050  Amec Plc                                              71,059
                                                               24,840  Balfour Beatty Plc                                   151,812
                                                                                                                       ------------
                                                                                                                            222,871
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.1%                18,796  BPB Plc                                              249,269
                                                               45,271  Hanson Plc                                           496,621
                                                                                                                       ------------
                                                                                                                            745,890
                  -----------------------------------------------------------------------------------------------------------------
                  Consumer Finance - 0.0%                       7,713  Cattles Plc                                           43,597
                                                               14,009  Provident Financial Plc                              131,673
                                                                                                                       ------------
                                                                                                                            175,270
                  -----------------------------------------------------------------------------------------------------------------
                  Containers & Packaging - 0.0%                20,343  Rexam Plc                                            177,412
                  -----------------------------------------------------------------------------------------------------------------
                  Distributors - 0.0%                           1,845  Inchcape Plc                                          72,248
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.0%        16,913  London Stock Exchange Plc                            180,018
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication               387,170  BT Group Plc                                       1,480,551
                  Services - 0.4%                                 900  BT Group Plc (b)                                      34,542
                                                              157,694  Cable & Wireless Plc                                 322,833
                                                                                                                       ------------
                                                                                                                          1,837,926
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.4%                    51,032  Scottish & Southern Energy Plc                       888,351
                                                               95,951  Scottish Power Plc                                   895,268
                                                                  993  Scottish Power Plc (b)                                37,118
                                                                                                                       ------------
                                                                                                                          1,820,737
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                               Shares
Country           Industry                                       Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Electronic Equipment &                       18,858  Electrocomponents Plc                           $     90,972
                  Instruments - 0.0%                            4,902  Premier Farnell Plc                                   14,538
                                                                                                                       ------------
                                                                                                                            105,510
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.6%              42,893  Boots Group Plc                                      445,498
                                                               56,272  J Sainsbury Plc                                      304,545
                                                              388,059  Tesco Plc                                          2,208,439
                                                                                                                       ------------
                                                                                                                          2,958,482
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.5%                         95,046  Cadbury Schweppes Plc                                896,614
                                                               24,308  Tate & Lyle Plc                                      234,943
                                                              126,668  Unilever Plc                                       1,253,633
                                                                                                                       ------------
                                                                                                                          2,385,190
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.1%       3,902  SSL International Plc                                 20,465
                                                               57,863  Smith & Nephew Plc                                   531,942
                                                                                                                       ------------
                                                                                                                            552,407
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers & Services - 0.0%       6,950  Alliance Unichem Plc                                  95,510
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.6%          9,132  Carnival Plc                                         517,349
                                                              121,886  Compass Group Plc                                    461,388
                                                               13,810  Enterprise Inns Plc                                  222,382
                                                               97,913  Hilton Group Plc                                     611,011
                                                               27,519  Intercontinental Hotels Group Plc                    396,604
                                                               30,006  Mitchells & Butlers Plc                              215,322
                                                                6,594  Punch Taverns Plc                                     96,108
                                                               21,215  Rank Group Plc                                       111,356
                                                                9,436  Whitbread Plc                                        153,730
                                                               22,125  William Hill Plc                                     203,398
                                                                                                                       ------------
                                                                                                                          2,988,648
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.2%                     9,646  Barratt Developments  Plc                            163,278
                                                                  788  Bellway Plc                                           15,273
                                                                2,907  Berkeley Group Holdings Plc (a)                       55,445
                                                               19,003  Persimmon Plc                                        410,399
                                                               38,566  Taylor Woodrow Plc                                   251,920
                                                               20,870  Wimpey George Plc                                    171,976
                                                                                                                       ------------
                                                                                                                          1,068,291
                  -----------------------------------------------------------------------------------------------------------------
                  Household Products - 0.2%                    34,002  Reckitt Benckiser Plc                              1,120,753
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.0%                           45,298  LogicaCMG Plc                                        137,838
                  -----------------------------------------------------------------------------------------------------------------
                  Independent Power Producers & Energy         84,659  International Power Plc                              348,083
                  Traders - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.2%              30,357  Smiths Group Plc                                     545,123
                                                               44,450  Tomkins Plc                                          228,736
                                                                                                                       ------------
                                                                                                                            773,859
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                               Shares
Country           Industry                                       Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Insurance - 0.7%                            125,408  Aviva Plc                                       $  1,517,814
                                                               70,102  Friends Provident Plc                                228,057
                                                              249,729  Legal & General Group Plc                            523,038
                                                              129,136  Prudential Plc                                     1,219,310
                                                              106,903  Royal & Sun Alliance Insurance Group                 230,782
                                                                                                                       ------------
                                                                                                                          3,719,001
                  -----------------------------------------------------------------------------------------------------------------
                  Internet & Catalog Retail - 0.2%             45,752  GUS Plc                                              810,576
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.0%                              9,108  FKI Plc                                               18,138
                                                               11,268  IMI Plc                                               97,301
                                                              206,804  Invensys Plc (a)                                      65,680
                                                                                                                       ------------
                                                                                                                            181,119
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.9%                                 82,068  Aegis Group Plc                                      171,885
                                                               65,694  British Sky Broadcasting Plc                         559,950
                                                               11,034  Daily Mail & General Trust                           149,267
                                                               42,821  EMI Group Plc                                        178,268
                                                                9,612  Emap Plc                                             142,406
                                                              235,932  ITV Plc                                              455,663
                                                               39,399  Pearson Plc                                          465,010
                                                               72,639  Reed Elsevier Plc                                    680,874
                                                               75,204  Reuters Group Plc                                    555,800
                                                               11,407  Trinity Mirror Plc                                   112,210
                                                               15,879  United Business Media Plc                            173,647
                                                               69,018  WPP Group Plc                                        745,276
                                                               25,811  Yell Group Plc                                       237,727
                                                                                                                       ------------
                                                                                                                          4,627,983
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 1.3%                       70,654  Anglo American Plc                                 2,400,417
                                                              114,489  BHP Billiton Plc                                   1,866,220
                                                              194,761  Corus Group Plc                                      197,269
                                                               55,854  Rio Tinto Plc Registered Shares                    2,545,792
                                                                                                                       ------------
                                                                                                                          7,009,698
                  -----------------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 0.5%                      200,818  Centrica Plc                                         878,256
                                                              142,440  National Grid Plc                                  1,390,165
                                                               35,960  United Utilities Plc                                 414,234
                                                                                                                       ------------
                                                                                                                          2,682,655
                  -----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.3%                     100,767  Marks & Spencer Group Plc                            873,602
                                                               15,628  Next Plc                                             411,828
                                                                                                                       ------------
                                                                                                                          1,285,430
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 4.3%          197,100  BG Group Plc                                       1,943,930
                                                              985,820  BP Plc                                            10,475,924

Master International Index Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                               Shares
Country           Industry                                       Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                3,849  BP Plc (b)                                      $    247,183
                                                              192,586  Royal Dutch Shell Plc                              5,855,276
                                                              131,492  Royal Dutch Shell Plc Class B                      4,194,200
                                                                                                                       ------------
                                                                                                                         22,716,513
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 2.1%                       81,162  AstraZeneca Plc                                    3,941,756
                                                              281,413  GlaxoSmithKline Plc                                7,096,922
                                                                  800  GlaxoSmithKline Plc (b)                               40,384
                                                                                                                       ------------
                                                                                                                         11,079,062
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate - 0.4%                           30,295  British Land Co. Plc                                 554,412
                                                               11,899  Hammerson Plc                                        208,769
                                                               29,699  Land Securities Group Plc                            847,887
                                                                9,912  Liberty International Plc                            166,845
                                                               18,432  Slough Estates Plc                                   189,383
                                                                                                                       ------------
                                                                                                                          1,967,296
                  -----------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.0%                           16,203  Firstgroup Plc                                       111,752
                                                                2,119  National Express Group Plc                            31,303
                                                               33,050  Stagecoach Group Plc                                  65,533
                                                                                                                       ------------
                                                                                                                            208,588
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor               84,638  ARM Holdings Plc                                     175,815
                  Equipment - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Software - 0.1%                              21,437  Misys Plc                                             87,864
                                                               66,142  Sage Group Plc                                       292,955
                                                                                                                       ------------
                                                                                                                            380,819
                  -----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.3%                      72,099  Dixons Group Plc                                     202,682
                                                                3,700  HMV Group Plc                                         11,481
                                                               54,796  Kesa Electricals Plc                                 244,583
                                                              145,635  Kingfisher Plc                                       593,166
                                                               24,999  MFI Furniture Plc                                     34,333
                                                               79,661  Signet Group Plc                                     147,014
                                                                2,201  Travis Perkins Plc                                    52,900
                                                                                                                       ------------
                                                                                                                          1,286,159
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.0%      16,226  Burberry Group Plc                                   119,710
                  -----------------------------------------------------------------------------------------------------------------
                  Tobacco - 0.7%                               81,300  British American Tobacco Plc                       1,814,421
                                                               22,911  Gallaher Group Plc                                   345,140
                                                               40,838  Imperial Tobacco Group Plc                         1,217,779
                                                                                                                       ------------
                                                                                                                          3,377,340
                  -----------------------------------------------------------------------------------------------------------------
                  Trading Companies & Distributors - 0.2%      21,500  Bunzl Plc                                            235,485
                                                               33,240  Wolseley Plc                                         699,039
                                                                                                                       ------------
                                                                                                                            934,524
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.2%         11,911  Associated British Ports Holdings Plc                120,030
                                                                58,413  BAA Plc                                             628,755

Master International Index Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                               Shares
Country           Industry                                       Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                               12,221  BBA Group Plc                                   $     68,920
                                                               41,000  The Peninsular and Oriental Steam
                                                                       Navigation Co.                                       328,000
                                                                                                                       ------------
                                                                                                                          1,145,705
                  -----------------------------------------------------------------------------------------------------------------
                  Water Utilities - 0.1%                       15,133  Kelda Group Plc                                      201,080
                                                               12,768  Severn Trent Plc                                     237,605
                                                                                                                       ------------
                                                                                                                            438,685
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication                2,928,868  Vodafone Group Plc                                 6,310,265
                  Services - 1.3%                              12,490  Vodafone Group Plc (b)                               268,160
                                                                                                                       ------------
                                                                                                                          6,578,425
                  -----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the United Kingdom        119,254,885
                  -----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks
                                                                       (Cost - $386,849,112) - 93.2%                    487,792,927
-----------------------------------------------------------------------------------------------------------------------------------

                                                                       Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
United                                                          6,000  iShares MSCI EAFE Index Fund                         356,760
States - 0.1%     -----------------------------------------------------------------------------------------------------------------
                                                                       Total Exchange-Traded Funds
                                                                       (Cost - $232,840) - 0.1%                             356,760
-----------------------------------------------------------------------------------------------------------------------------------

                                                                       Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.2%    Automobiles - 0.1%                              540  Porsche AG                                           386,614
                                                                5,476  Volkswagen AG, 4.35%                                 209,925
                                                                                                                       ------------
                                                                                                                            596,539
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.1%                              2,828  Henkel KGaA, 1.75%                                   283,541
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers & Services - 0.0%         542  Fresenius Medical Care AG, 2.30%                      50,410
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                  5,512  ProSieben SAT.1 Media AG, 2.24%                      106,303
                  -----------------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 0.0%                        2,033  RWE AG, 3.50%                                        130,549
                  -----------------------------------------------------------------------------------------------------------------
                                                                       Total Preferred Stocks (Cost - $918,283) - 0.2%    1,167,342
-----------------------------------------------------------------------------------------------------------------------------------

                                                                       Rights
-----------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.0%   Industrial Conglomerates - 0.0%              38,364  Sonae SGPS SA (a)(d)                                  19,635
                  -----------------------------------------------------------------------------------------------------------------
                                                                       Total Rights  (Cost - $9,286) - 0.0%                  19,635
-----------------------------------------------------------------------------------------------------------------------------------

                                                          Beneficial
                                                            Interest   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                      USD  20,328,875  Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                                       Series I (c)                                      20,328,875
                  -----------------------------------------------------------------------------------------------------------------
                                                                       Total Short-Term Securities
                                                                       (Cost - $20,328,875) - 3.9%                       20,328,875
                  -----------------------------------------------------------------------------------------------------------------
                                                                       Total Investments
                                                                       (Cost - $408,338,396*) - 97.4%                   509,665,539

                                                                       Other Assets Less Liabilities - 2.6%              13,489,756
                                                                                                                       ------------
                                                                       Net Assets - 100.0%                             $523,155,295
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 413,870,049
                                                                  =============
      Gross unrealized appreciation                               $ 105,929,208
      Gross unrealized depreciation                                 (10,133,718)
                                                                  -------------
      Net unrealized appreciation                                 $  95,795,490
                                                                  =============

Master International Index Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

(a)   Non-income producing security.
(b)   Depositary receipts.
(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------------
                                                                             Net          Interest
      Affiliate                                                           Activity         Income
      --------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I           $ 17,567,968      $318,391
      --------------------------------------------------------------------------------------------

(d)   The rights may be excercised until 1/06/2006.
(e)   Security, or a portion of security, is on loan.

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

o Financial futures contracts purchased as of December 31, 2005 were as follows:

      ----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Unrealized
      Number of                                                         Expiration                              Appreciation
      Contracts       Issue                             Exchange           Date            Face Value          (Depreciation)
      ----------------------------------------------------------------------------------------------------------------------
           1          DAX Index 25 Euro Future          Eurex           March 2006         $   161,643         $      (1,283)
         238          DJ Euro Stoxx 50                  Eurex           March 2006         $ 9,967,799               104,909
          57          FTSE 100 Index Future             LIFFE           March 2006         $ 5,422,304                73,181
          22          Hang Seng Index Future            Hong Kong       January 2006       $ 2,171,898               (66,823)
          66          OMX Stock Index Future            Tokyo           January 2006       $   788,615                 9,163
           1          S&P/MIB Index                     Eurex           March 2006         $   206,779                 4,331
          35          SPI 200 Index Future              Sydney          March 2006         $ 2,954,551                79,511
          74          TOPIX Index Future                Tokyo           March 2006         $ 9,941,069               363,006
      ----------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                                                      $     565,995
                                                                                                               =============

Master International Index Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

o Forward foreign exchange contracts as of December 31, 2005 were as follows:

      -------------------------------------------------------------------------------------------------------
                                                                                                 Unrealized
      Foreign Currency                                      Settlement                          Appreciation
      Purchased                                                Date                            (Depreciation)
      -------------------------------------------------------------------------------------------------------
      AUD    1,705,000                                     January 2006                          $ (16,989)
      CHF    2,710,000                                     January 2006                            (20,958)
      EUR    7,065,000                                     January 2006                            (17,042)
      GBP    3,200,000                                     January 2006                            (74,021)
      JPY  693,000,000                                     January 2006                             70,653
      SEK    5,945,000                                     January 2006                              1,362
      -------------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign Exchange Contracts -
      Net (USD Commitment - $23,829,444)                                                        $  (56,995)
                                                                                                ==========

      -------------------------------------------------------------------------------------------------------
                                                                                                Unrealized
      Foreign Currency                                      Settlement                         Appreciation
      Sold                                                     Date                           (Depreciation)
      -------------------------------------------------------------------------------------------------------
      AUD      480,000                                     January 2006                          $  (1,561)
      EUR      320,000                                     January 2006                              6,285
      GBP      320,000                                     January 2006                              7,334
      JPY  161,000,000                                     January 2006                            (27,800)
      SEK    1,415,000                                     January 2006                               (110)
      -------------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign Exchange Contracts -
      Net (USD Commitment - $2,807,661)                                                          $ (15,852)
                                                                                                ==========

o     Currency Denominations

      AUD       Australian Dollar
      CHF       Swiss Franc
      EUR       Euro
      GBP       British Pound
      JPY       Japanese Yen
      SEK       Swedish Krona
      USD       U.S. Dollar

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Date: February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Date: February 21, 2006


By: /s/ Donald C. Burke
    ---------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Date: February 21, 2006